UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05883

BNY Mellon Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/19

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon International Stock Index Fund

SEMIANNUAL REPORT April 30, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon International Stock Index Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon International Stock Index Fund (formerly Dreyfus International Stock Index Fund), covering the six-month period from November 1, 2018 through April 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. and many other developed economies continued their pattern of moderate growth during the six months. Equity markets experienced a sharp sell-off in the fourth quarter of 2018, triggered in part by interest-rate increases, trade tensions and slowing global growth. The sell-off partially reduced prior gains on U.S. indices, while losses deepened in international developed and emerging markets. Global equities continued their general decline through the end of 2018. However, comments made in January by the U.S. Federal Reserve (the “Fed”) that it might slow the pace of interest-rate increases in 2019 helped stimulate a rebound across equity markets. In a similar stance, other central banks pledged to continue policies that support economic growth, helping to further ease investor concerns. Talk of a potential trade agreement between the U.S. and China also helped to buoy equity markets, which continued their upward trajectory through the end of the period.

Equity volatility and global growth concerns triggered a flight to quality in many areas of the bond market, raising Treasury prices and flattening the yield curve. Corporate bonds, however, were hindered somewhat by concerns about economic growth, resulting in widening spreads and lower prices through November. After encouraging comments by the Fed in January, bond markets rebounded, and most U.S. indices continued to post positive returns through the end of April.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 3, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2018 through April 30, 2019, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2019, BNY Mellon International Stock Index Fund’s (formerly Dreyfus International Stock Index Fund) Class I shares produced a total return of 7.64%, and its Investor shares returned 7.50%.1 This compares with a 7.45% total return for the fund’s benchmark, the MSCI EAFE Index (the “Index”), during the same period.2

International stocks recovered from fourth-quarter 2018 volatility to advance during the reporting period, bolstered by supportive central bank policies. The fund slightly outperformed its benchmark, due primarily to fair-value pricing.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index. To pursue its goal, the fund generally is fully invested in stocks included in the Index and in futures whose performance is tied to certain countries included in the Index. The fund generally invests in all stocks included in the Index. The fund’s investments are selected to match the benchmark composition along individual name, country and industry weighting, and other benchmark characteristics. Under these circumstances, the fund maintains approximately the same weighting for each stock as the Index does.

The Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Each stock in the Index is weighted by its float-adjusted market capitalization.

A Tale of Two Markets

Markets delivered two drastically different periods of behavior over the six-month reporting period, but gained ground over the period as a whole. Through the fourth quarter of 2018, many equity markets felt pressure from slowing global growth, escalating trade issues between the U.S. and China, Brexit difficulties, and additional geopolitical issues elsewhere in Europe and the emerging markets. Renewed articulation of hawkish narratives by U.S. Federal Reserve (“Fed”) officials alarmed investors and stoked volatility. In December, equities reached new lows for the year, as economic and political news continued to unnerve investors. Investors also feared the European Central Bank (ECB) would proceed with its plan to conclude stimulus measures in January, despite moderating growth rates.

January marked a turnaround in markets. Talk of a potential trade deal between the U.S. and China helped fuel investor optimism, as equity prices recovered. The ECB announced it would provide additional stimulus to support the Eurozone economy. China also announced plans to stoke its slowing economic growth rate, bolstering prospects for businesses in Japan, its largest trading partner. At its first meeting of the year, the Fed emphasized its focus on data as a primary driver for rate-hike decisions, and its ability to suspend additional rate increases when the data is not supportive. These sentiments reassured investors of central bankers’ commitments to support flagging growth. In addition, the continued delay of a Brexit resolution has given businesses located in the United Kingdom (UK) time to change their locations and business models in order to mitigate the negative effects of a hard Brexit. The market rebound continued through the month of January, and stocks maintained an upward trajectory through the remainder of the reporting period.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Industrials Sector Drives Index Returns

The industrials sector benefited from increased exports to China during the first several months of 2019. In February, effects of the Chinese government’s stimulus efforts increased demand for industrial goods, boosting exports from Japan and Australia. Japanese manufacturing activity expanded in April for the first time in many months. In addition, economic growth within the Eurozone started to pick up in February, which also increased demand for industrial goods. UK banks also performed well during the period, bolstering returns within the financials sector. Lending increased in Europe and the UK during the period, and Brexit tensions decreased. Stress tests were also conducted by the Bank of England, and it was determined that banks could safely withstand several months of financial disruption. Chinese demand for insurance products also helped increase revenues for issuers. The consumer staples sector was bolstered by strong consumer cash flows during the six months. Companies selling consumer and household goods in emerging markets did well. In addition, organizations that have been able to mold their product lineups to changing consumer tastes, a challenge for many product manufacturers, have benefited from increased sales. From a country perspective, the top-performing countries were the UK, Hong Kong, and Australia.

Conversely, the energy sector provided a headwind for international markets. Volatility in the price of oil and concerns over slowing demand growth from large importers is fueling investor concern. Proposed regulation may additionally curb future demand, as many areas impose taxes on gasoline-fueled vehicles and are trying to push towns and municipalities to use electric transportation to curb pollution. Communication services also struggled during the period. Companies working to build their 5G networks have incurred significant costs, which have reduced margins. European governments have been slow to deliver promised subsidies, which are intended to help support companies during these buildouts. The health care industry has been hampered by government concerns over drug prices in parts of the Eurozone. Over-the-counter drug sales have also slowed, as has foot traffic in drug stores, hurting revenues.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that while non-U.S. developed markets appear supported by central bank activities, trade frictions and other geopolitical issues may have the potential to impact the markets. As always, we continue to monitor factors which affect the fund’s investments.

June 3, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Currencies are subject to the risk that those currencies will decline in value relative to a local currency, or, in the case of hedged positions, that the local currency will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

Investing in foreign denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic, and social instability, limited company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries.

Diversification cannot assure a profit or protect against loss.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon International Stock Index Fund from November 1, 2018 to April 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2019
	Investor Shares	Class I
Expenses paid per $1,000†	$3.09	$1.80
Ending value (after expenses)	$1,075.00	$1,076.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2019
	Investor Shares	Class I
Expenses paid per $1,000†	$3.01	$1.76
Ending value (after expenses)	$1,021.82	$1,023.06

† Expenses are equal to the fund’s annualized expense ratio of .60% for Investor Shares and .35% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.1%
Australia - 6.7%
AGL Energy	28,446		445,778
Alumina	103,183		162,935
Amcor	50,914		575,346
AMP	121,540		194,493
APA Group	52,288		354,597
Aristocrat Leisure	25,628		471,173
ASX	8,620		452,712
Aurizon Holdings	85,599		287,233
AusNet Services	72,030		90,130
Australia & New Zealand Banking Group	126,553		2,426,608
Bank of Queensland	16,881		110,315
Bendigo & Adelaide Bank	22,413		162,740
BHP Group	129,894		3,424,672
BHP Group	93,348		2,202,506
BlueScope Steel	22,644		214,701
Boral	49,992		170,923
Brambles	68,887		585,171
Caltex Australia	10,948		210,001
Challenger	23,612		136,824
CIMIC Group	4,044		144,223
Coca-Cola Amatil	22,091		137,043
Cochlear	2,507		331,070
Coles Group	49,174	[a]	437,128
Commonwealth Bank of Australia	78,038		4,099,560
Computershare	19,354		243,265
Crown Resorts	16,014		150,032
CSL	19,984		2,797,399
Dexus	45,456	[b]	400,553
Domino's Pizza Enterprises	2,506		75,964
Flight Centre Travel Group	2,140		57,930
Fortescue Metals Group	68,099		343,246
Goodman Group	71,528		663,575
GPT Group	78,800		318,302
Harvey Norman Holdings	29,031	[c]	85,341
Incitec Pivot	69,755		165,716
Insurance Australia Group	101,506		563,866
LendLease Group	23,510		220,426
Macquarie Group	14,194		1,347,816
Medibank Private	115,472		232,810
Mirvac Group	162,824		324,835
National Australia Bank	120,695		2,156,878

6

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Australia - 6.7% (continued)
Newcrest Mining	33,727		594,634
Oil Search	59,640		327,096
Orica	17,089		224,072
Origin Energy	75,060		389,973
QBE Insurance Group	58,333		531,705
Ramsay Health Care	6,187		284,895
REA Group	2,250	[c]	126,732
Santos	75,788		384,138
Scentre Group	229,340		617,592
SEEK	13,743		176,421
Sonic Healthcare	18,401		332,726
South32	221,351		521,178
Stockland	108,281		287,774
Suncorp Group	57,049		533,675
Sydney Airport	46,218		248,270
Tabcorp Holdings	85,447		288,530
Telstra	183,892		438,165
TPG Telecom	14,383		68,339
Transurban Group	116,493		1,103,716
Treasury Wine Estates	32,195		390,369
Vicinity Centres	137,818		246,773
Washington H Soul Pattinson & Co.	4,963		80,434
Wesfarmers	49,800		1,264,185
Westpac Banking	151,509		2,938,240
Woodside Petroleum	41,183		1,027,441
Woolworths Group	57,849		1,298,864
WorleyParsons	14,225		143,600
			42,845,373
Austria - .3%
ANDRITZ	3,131		149,249
Erste Group Bank	13,029		521,696
OMV	6,412		343,404
Raiffeisen Bank International	6,805		181,424
Verbund	2,984		147,998
Voestalpine	5,116	[a]	164,282
			1,508,053
Belgium - 1.0%
Ageas	7,936		418,348
Anheuser-Busch InBev	33,642		2,990,707
Colruyt	2,524	[a]	181,915
Groupe Bruxelles Lambert	3,510		335,495
KBC Group	10,911		807,938
Proximus	6,406		179,265

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Belgium - 1.0% (continued)
Solvay	3,170		380,969
Telenet Group Holding	2,481	[a]	131,677
UCB	5,568		441,651
Umicore	9,104		352,281
			6,220,246
Chile - .0%
Antofagasta	18,089		214,180
China - .1%
BeiGene, ADR	1,403	[a,c]	174,295
Minth Group	34,000		107,269
Yangzijiang Shipbuilding Holdings	111,800		129,054
			410,618
Denmark - 1.7%
AP Moller - Maersk, Cl. A	172		209,564
AP Moller - Maersk, Cl. B	290		377,819
Carlsberg, Cl. B	4,695		606,457
Charles Hansen Holding	4,446		453,530
Coloplast, Cl. B	5,221		563,334
Danske Bank	31,434		557,484
Demant	4,279	[a]	134,998
DSV	8,232		760,585
Genmab	2,708	[a]	449,550
H Lundbeck	2,953		124,219
ISS	7,509		233,518
Novo Nordisk, Cl. B	80,165		3,920,152
Novozymes, Cl. B	9,831		458,149
Orsted	8,297	[d]	635,210
Pandora	4,928		206,706
Tryg	5,238		160,060
Vestas Wind Systems	8,556		773,810
			10,625,145
Finland - 1.1%
Elisa	6,479		274,905
Fortum	19,603		414,230
Kone, Cl. B	15,088		826,843
Metso	4,810		179,164
Neste	17,012		561,735
Nokia	249,684		1,310,333
Nokian Renkaat	5,430		181,612
Nordea Bank	133,511		1,050,836
Orion, Cl. B	4,849		161,147
Sampo, Cl. A	19,515		892,156
Stora Enso, Cl. R	23,989		297,716

8

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Finland - 1.1% (continued)
UPM-Kymmene	23,813		670,654
Wartsila	19,362		308,807
			7,130,138
France - 10.8%
Accor	8,366	[a]	352,437
Aeroports de Paris	1,329		270,694
Air Liquide	18,924		2,516,243
Airbus Group	25,697		3,512,796
Alstom	6,795	[a]	298,754
Amundi	2,557	[d]	183,691
Arkema	3,062		314,105
Atos	4,173		429,570
AXA	85,721		2,282,955
BioMerieux	1,765		140,058
BNP Paribas	49,682		2,644,072
Bollore	37,683		179,036
Bouygues	9,387		353,125
Bureau Veritas	11,256		285,066
Capgemini	7,132		864,719
Carrefour	25,600		498,744
Casino Guichard Perrachon	2,484	[c]	101,691
Cie de Saint-Gobain	22,124		904,232
Cie Generale des Etablissements Michelin	7,517		970,837
CNP Assurances	7,875		185,838
Covivio	1,962		212,356
Credit Agricole	51,145		701,565
Danone	27,255		2,203,428
Dassault Aviation	105	[a]	158,869
Dassault Systemes	5,816		920,101
Edenred	10,625		500,633
Eiffage	3,414		356,493
Electricite de France	26,090		375,731
Engie	80,220		1,188,117
EssilorLuxottica	12,634	[a]	1,537,477
Eurazeo	1,930		151,420
Eutelsat Communications	7,788		140,546
Faurecia	3,492		177,345
Gecina	2,037		304,093
Getlink	20,964		337,415
Hermes International	1,395		981,337
ICADE	1,449		123,840
Iliad	1,145		116,480

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
France - 10.8% (continued)
Imerys	1,513		80,573
Ingenico Group	2,736		230,643
Ipsen	1,662		194,053
JCDecaux	3,285		107,586
Kering	3,350		1,980,129
Klepierre	9,088		322,815
Legrand	11,871	[a]	872,367
L'Oreal	11,133		3,060,508
LVMH Moet Hennessy Louis Vuitton	12,250		4,795,807
Natixis	40,044	[a]	235,705
Orange	87,512		1,370,713
Pernod Ricard	9,307		1,621,657
Peugeot	25,775		675,320
Publicis Groupe	9,403		557,694
Remy Cointreau	1,025	[a]	136,577
Renault	8,509		580,447
Rexel	12,502		167,986
Safran	14,751		2,149,159
Sanofi	49,709		4,320,348
Sartorius Stedim Biotech	1,221		165,706
Schneider Electric	24,318		2,058,177
SCOR	7,107		289,833
SEB	1,044		191,099
Societe BIC	1,164		100,331
Societe Generale	33,762		1,068,620
Sodexo	3,813		437,289
Suez	16,160		227,016
Teleperformance	2,507		481,670
Thales	4,668		557,333
Total	106,453		5,915,558
Ubisoft Entertainment	3,730	[a]	355,771
Unibail-Rodamco-Westfield	5,254		903,085
Unibail-Rodamco-Westfield-CDI	21,629		186,475
Valeo	10,492	[a]	380,925
Veolia Environnement	23,627		558,091
Vinci	22,446		2,266,293
Vivendi	45,824		1,329,620
Wendel	1,243		172,038
			68,880,926
Germany - 8.0%
1&1 Drillisch	2,258		84,183
adidas	7,976		2,049,501
Allianz	18,721		4,510,257

10

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Germany - 8.0% (continued)
Axel Springer	1,985		112,432
BASF	40,539		3,296,015
Bayer	41,181		2,740,832
Bayerische Motoren Werke	14,543		1,238,037
Beiersdorf	4,449		486,225
Brenntag	6,849		369,189
Commerzbank	44,749		402,126
Continental	4,896		809,206
Covestro	8,539	[d]	466,895
Daimler	40,166		2,628,228
Delivery Hero	4,238	[a,d]	195,315
Deutsche Bank	85,829		709,383
Deutsche Boerse	8,296		1,106,340
Deutsche Lufthansa	10,025		241,972
Deutsche Post	43,392		1,503,856
Deutsche Telekom	147,258		2,463,264
Deutsche Wohnen	15,915		715,260
E.ON	96,757		1,038,345
Evonik Industries	6,850		204,059
Fraport Frankfurt Airport Services Worldwide	1,702		140,958
Fresenius & Co.	18,340		1,040,438
Fresenius Medical Care & Co.	9,634		809,980
GEA Group	7,022		196,267
Hannover Rueck	2,666		401,881
HeidelbergCement	6,454		521,194
Henkel & Co.	4,506		429,331
HOCHTIEF	1,139		169,908
HUGO BOSS	2,893		201,696
Infineon Technologies	49,967		1,178,304
Innogy	5,409		234,783
KION Group	3,038		207,989
LANXESS	3,842		221,923
Merck	5,587		594,554
METRO	7,713		130,629
MTU Aero Engines	2,253		529,905
Muenchener Rueckversicherungs	6,556		1,639,766
OSRAM Licht	4,413	[c]	150,914
ProSiebenSat.1 Media	10,556		166,169
Puma	375		231,961
RWE	22,411		572,351
SAP	43,341		5,569,879
Siemens	33,751		4,040,656

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Germany - 8.0% (continued)
Siemens Healthineers	6,760	[d]	288,268
Symrise	5,431		522,034
Telefonica Deutschland Holding	30,497		99,059
ThyssenKrupp	18,988		266,957
TUI	20,240		225,343
Uniper	8,823		267,288
United Internet	5,576		223,457
Volkswagen	1,388		248,151
Vonovia	21,631		1,078,901
Wirecard	5,140	[c]	770,784
Zalando	5,101	[a,d]	239,951
			50,982,549
Hong Kong - 3.8%
AIA Group	532,400		5,425,936
ASM Pacific Technology	12,900		149,394
Bank of East Asia	57,258		180,646
BOC Hong Kong Holdings	165,000		738,260
CK Asset Holdings	114,975		923,341
CK Hutchison Holdings	118,475		1,244,435
CK Infrastructure Holdings	28,000		227,361
CLP Holdings	73,288		830,992
Dairy Farm International Holdings	13,500		105,705
Galaxy Entertainment Group	106,277		794,558
Hang Lung Group	36,000		107,154
Hang Lung Properties	93,000		218,606
Hang Seng Bank	34,000		892,821
Henderson Land Development	59,217		364,596
HK Electric Investments	106,500		104,263
HKT Trust	161,660		250,585
Hong Kong & China Gas	405,964		968,749
Hong Kong Exchanges & Clearing	52,242		1,811,369
Hongkong Land Holdings	52,100		363,137
Hysan Development	27,000		151,094
Jardine Matheson Holdings	9,846		647,867
Jardine Strategic Holdings	9,800		370,636
Kerry Properties	28,500		121,705
Link REIT	93,000		1,084,731
Melco Resorts & Entertainment, ADR	10,860		272,586
MTR	68,395		407,155
New World Development	274,566		454,297
NWS Holdings	64,918		134,887
PCCW	202,000		121,795
Power Assets Holdings	62,000		432,312

12

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Hong Kong - 3.8% (continued)
Shangri-La Asia	49,000		69,457
Sino Land	141,730		249,321
SJM Holdings	78,530		94,799
Sun Hung Kai Properties	70,199		1,211,624
Swire Pacific, Cl. A	22,500		284,806
Swire Properties	48,800		198,129
Techtronic Industries	60,365		436,301
WH Group	384,000	[d]	455,231
Wharf Holdings	50,311		144,620
Wharf Real Estate Investment	53,311		408,422
Wheelock & Co.	37,000		263,417
Yue Yuen Industrial Holdings	32,800		105,991
			23,823,091
Ireland - .7%
AerCap Holdings	5,446	[a]	270,339
AIB Group	34,440		159,842
Bank of Ireland Group	42,659		272,246
CRH	35,759		1,200,411
DCC	4,271		381,392
James Hardie Industries-CDI	18,436		250,572
Kerry Group, Cl. A	7,068		791,161
Kingspan Group	6,922		363,963
Paddy Power Betfair	3,405		285,206
Ryanair Holdings	3,900	[a]	52,207
Smurfit Kappa Group	10,215		299,375
			4,326,714
Isle Of Man - .0%
GVC Holdings	24,832		211,383
Israel - .5%
Azrieli Group	1,992		113,387
Bank Hapoalim	45,734	[a]	336,209
Bank Leumi Le-Israel	67,105		458,999
Bezeq The Israeli Telecommunication Corporation	79,342	[a]	54,248
Check Point Software Technologies	5,579	[a,c]	673,720
Elbit Systems	962		133,901
Israel Chemicals	30,384		160,874
Israel Discount Bank, Cl. A	1		3
Mizrahi Tefahot Bank	6,222	[a]	134,524
NICE	2,787	[a]	384,515
Teva Pharmaceutical Industries, ADR	43,217	[a]	657,763
Wix.com	1,882	[a,c]	252,489
			3,360,632

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Italy - 2.0%
Assicurazioni Generali	51,658		1,002,355
Atlantia	21,775		593,963
Davide Campari-Milano	24,584		247,747
Enel	359,497		2,273,712
Eni	112,497		1,920,156
Ferrari	5,464		740,007
Intesa Sanpaolo	652,393		1,710,039
Leonardo	17,321		200,003
Mediobanca Banca di Credito Finanziario	27,718		293,786
Moncler	8,097		332,114
Pirelli & C	18,888	[d]	137,871
Poste Italiane	23,696	[d]	252,751
Prysmian	10,097		194,673
Recordati	4,751		191,781
Snam	97,616		496,738
Telecom Italia	506,706	[a]	283,365
Telecom Italia-RSP	271,717		141,682
Terna Rete Elettrica Nazionale	62,268		372,805
UniCredit	88,168		1,219,304
			12,604,852
Japan - 22.9%
ABC-Mart	1,500		93,400
Acom	15,500		54,524
Aeon	26,400		488,828
AEON Financial Service	4,860		100,954
AEON Mall	4,480		68,541
AGC	7,760		263,732
Air Water	6,800		103,317
Aisin Seiki	7,100		274,472
Ajinomoto	18,900		304,169
Alfresa Holdings	8,300		231,220
Alps Alpine	9,200		193,896
Amada Holdings	15,800		175,364
ANA Holdings	4,900		171,045
Aozora Bank	4,795		116,633
Asahi Group Holdings	16,200		702,430
Asahi Intecc	4,200		212,799
Asahi Kasei	55,400		568,646
Asics	7,300		89,480
Astellas Pharma	82,595		1,121,830
Bandai Namco Holdings	8,650		412,749
Bank of Kyoto	2,400		103,446

14

Description	Shares	Value ($)
Common Stocks - 96.1% (continued)
Japan - 22.9% (continued)
Benesse Holdings	3,200	88,067
Bridgestone	26,800	1,060,231
Brother Industries	9,400	184,275
CALBEE	3,500	96,351
Canon	43,917	1,218,077
Casio Computer	8,500	107,286
Central Japan Railway	6,300	1,354,063
Chiba Bank	25,000	130,424
Chubu Electric Power	26,300	382,157
Chugai Pharmaceutical	9,828	621,229
Chugoku Electric Power	12,000	142,962
Coca-Cola Bottlers Japan Holdings	6,300	154,821
Concordia Financial Group	45,000	175,194
Credit Saison	6,200	79,352
CyberAgent	4,600	184,112
Dai Nippon Printing	10,700	253,602
Daicel	11,900	132,709
Daifuku	4,300	261,821
Dai-ichi Life Insurance	48,100	691,582
Daiichi Sankyo	24,883	1,224,748
Daikin Industries	10,900	1,388,453
Daito Trust Construction	3,100	414,209
Daiwa House Industry	25,300	707,794
Daiwa House REIT Investment	84	192,820
Daiwa Securities Group	68,800	318,211
Dena	4,300	66,981
Denso	19,300	841,033
Dentsu	9,400	382,780
Disco	1,200	205,613
East Japan Railway	13,400	1,262,450
Eisai	10,900	631,742
Electric Power Development	6,080	140,843
FamilyMart UNY Holdings	11,268	301,150
FANUC	8,529	1,591,062
Fast Retailing	2,558	1,480,183
Fuji Electric	5,300	186,814
FUJIFILM Holdings	17,200	802,836
Fujitsu	8,580	626,707
Fukuoka Financial Group	7,900	183,459
Hakuhodo DY Holdings	9,900	166,514
Hamamatsu Photonics	6,100	246,765
Hankyu Hanshin Holdings	9,900	369,664
Hikari Tsushin	900	166,601

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 96.1% (continued)
Japan - 22.9% (continued)
Hino Motors	11,300	106,337
Hirose Electric	1,433	165,485
Hisamitsu Pharmaceutical	2,400	101,510
Hitachi	42,380	1,403,923
Hitachi Chemical	4,900	129,796
Hitachi Construction Machinery	4,600	121,861
Hitachi High-Technologies	3,200	142,856
Hitachi Metals	9,800	113,096
Honda Motor	72,059	2,006,405
Hoshizaki	2,500	162,614
Hoya	16,800	1,182,644
Hulic	13,500	116,123
Idemitsu Kosan	9,075	293,798
IHI	6,800	161,701
Iida Group Holdings	7,000	118,103
INPEX	46,000	449,503
Isetan Mitsukoshi Holdings	14,520	138,062
Isuzu Motors	24,500	351,029
ITOCHU	60,800	1,091,819
J Front Retailing	9,200	111,933
Japan Airlines	5,000	167,567
Japan Airport Terminal	1,800	75,726
Japan Exchange Group	22,100	359,768
Japan Post Bank	17,400	191,061
Japan Post Holdings	70,200	783,406
Japan Prime Realty Investment	35	139,992
Japan Real Estate Investment	59	326,960
Japan Retail Fund Investment	112	214,395
Japan Tobacco	48,300	1,117,140
JFE Holdings	21,360	366,605
JGC	8,700	124,073
JSR	8,100	122,774
JTEKT	9,800	125,759
JXTG Holdings	140,226	680,854
Kajima	19,700	291,840
Kakaku.com	6,200	127,381
Kamigumi	4,700	111,919
Kaneka	2,000	76,868
Kansai Electric Power	30,999	374,462
Kansai Paint	7,800	148,126
Kao	21,600	1,659,630
Kawasaki Heavy Industries	5,900	137,013
KDDI	78,463	1,792,799

16

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Japan - 22.9% (continued)
Keihan Holdings	4,200		178,491
Keikyu	9,800		167,168
Keio	4,400		265,156
Keisei Electric Railway	5,700		199,506
Keyence	4,270		2,650,222
Kikkoman	6,500		301,165
Kintetsu Group Holdings	7,335		325,537
Kirin Holdings	36,000		814,412
Kobayashi Pharmaceutical	2,300		184,259
Kobe Steel	13,300		101,393
Koito Manufacturing	4,700		280,376
Komatsu	40,600		1,049,261
Konami Holdings	3,900		177,183
Konica Minolta	20,000		200,708
Kose	1,300		243,390
Kubota	43,300		654,392
Kuraray	14,600		194,941
Kurita Water Industries	4,300		111,847
Kyocera	14,100		910,313
Kyowa Hakko Kirin	11,705		226,574
Kyushu Electric Power	16,000		154,709
Kyushu Railway	6,700		218,116
Lawson	2,100		97,852
LINE	3,400	[a]	113,649
Lion	9,400		193,098
LIXIL Group	12,224		158,833
M3	18,400		325,355
Makita	9,900		361,211
Marubeni	68,900		493,368
Marui Group	8,500		172,249
Maruichi Steel Tube	2,600		72,007
Mazda Motor	25,600		303,426
McDonald's Holdings Co. Japan	2,800		129,460
Mebuki Financial Group	34,130		86,729
Medipal Holdings	7,300		163,537
MEIJI Holdings	5,242		412,289
MinebeaMitsumi	17,300		306,069
MISUMI Group	12,638		326,640
Mitsubishi	59,798		1,648,139
Mitsubishi Chemical Holdings	55,480		393,118
Mitsubishi Electric	80,200		1,139,318
Mitsubishi Estate	52,600		885,789
Mitsubishi Gas Chemical	6,700		99,878

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Japan - 22.9% (continued)
Mitsubishi Heavy Industries	13,170		547,699
Mitsubishi Materials	4,600		119,420
Mitsubishi Motors	28,600		159,999
Mitsubishi Tanabe Pharma	10,700		134,573
Mitsubishi UFJ Financial Group	519,190		2,581,877
Mitsubishi UFJ Lease & Finance	18,600		94,198
Mitsui & Co.	72,700		1,174,153
Mitsui Chemicals	8,500		207,457
Mitsui Fudosan	39,286		905,499
Mitsui OSK Lines	5,000		126,620
Mizuho Financial Group	1,067,700		1,673,139
Monotaro	5,500		126,541
MS&AD Insurance Group Holdings	21,157		653,072
Murata Manufacturing	24,000		1,284,534
Nabtesco	4,700		143,102
Nagoya Railroad	7,600		205,743
NEC	11,780		397,564
NEXON	19,200	[a]	275,137
NGK Insulators	11,100		163,858
NGK Spark Plug	6,626		128,347
NH Foods	4,000		160,760
Nidec	9,800		1,402,174
Nikon	13,460		187,917
Nintendo	5,025		1,714,659
Nippon Building Fund	59		379,961
Nippon Electric Glass	3,417		93,588
Nippon Express	3,300		181,178
Nippon Paint Holdings	6,600		249,791
Nippon Prologis REIT	74		158,930
Nippon Steel	36,061		643,269
Nippon Telegraph & Telephone	28,200		1,170,385
Nippon Yusen	7,180		122,994
Nissan Chemical	5,500		244,061
Nissan Motor	103,300		828,526
Nisshin Seifun Group	9,138		212,434
Nissin Foods Holdings	2,800		184,297
Nitori Holdings	3,500		416,365
Nitto Denko	7,400		398,022
Nomura Holdings	149,600		564,177
Nomura Real Estate Holdings	5,500		116,603
Nomura Real Estate Master Fund	171		250,630
Nomura Research Institute	5,083		247,834
NSK	16,500		170,384

18

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Japan - 22.9% (continued)
NTT Data	28,400		329,979
NTT DOCOMO	59,200		1,283,917
Obayashi	27,600		269,885
Obic	2,800		323,336
Odakyu Electric Railway	12,500		293,384
Oji Holdings	36,000		215,990
Olympus	50,400		565,190
Omron	8,400		448,847
Ono Pharmaceutical	17,100		319,309
Oracle Japan	1,600		109,781
Oriental Land	8,800		973,164
ORIX	59,000		832,505
Osaka Gas	16,300		300,747
OTSUKA	4,400		172,663
Otsuka Holdings	17,100		611,809
Pan Pacific International Holdings	5,400		347,625
Panasonic	98,195		900,272
Park24	4,700		98,815
Persol Holdings	7,500		140,371
Pigeon	5,000		211,697
Pola Orbis Holdings	3,900		122,562
Rakuten	37,600		418,549
Recruit Holdings	48,400		1,446,870
Renesas Electronics	36,700	[a]	195,467
Resona Holdings	92,400		390,780
Ricoh	29,200		294,437
Rinnai	1,400		94,024
Rohm	4,200		309,428
Ryohin Keikaku	1,000		189,830
Sankyo	2,000		78,741
Santen Pharmaceutical	16,200		247,093
SBI Holdings	9,930		211,605
Secom	9,300		779,706
Sega Sammy Holdings	7,484		94,347
Seibu Holdings	10,100		163,869
Seiko Epson	11,800		188,484
Sekisui Chemical	16,600		265,479
Sekisui House	27,700		445,672
Seven & i Holdings	33,060		1,146,699
Seven Bank	26,000		70,702
SG Holdings	4,600		123,097
Sharp	8,500		94,359
Shimadzu	9,900		264,394

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 96.1% (continued)
Japan - 22.9% (continued)
Shimamura	1,000	74,437
Shimano	3,300	482,702
Shimizu	24,400	207,921
Shin-Etsu Chemical	15,900	1,489,113
Shinsei Bank	6,900	95,889
Shionogi & Co.	12,300	717,249
Shiseido	16,700	1,312,322
Shizuoka Bank	19,200	146,540
Showa Denko	6,000	202,876
SMC	2,500	1,034,108
Softbank	74,500	880,672
SoftBank Group	36,400	3,794,574
Sohgo Security Services	3,100	137,919
Sompo Holdings	13,970	521,944
Sony	56,080	2,624,469
Sony Financial Holdings	8,000	162,843
Stanley Electric	5,500	148,660
Subaru	27,500	671,782
Sumco	9,900	129,815
Sumitomo	50,200	716,483
Sumitomo Chemical	64,800	321,200
Sumitomo Dainippon Pharma	6,500	142,994
Sumitomo Electric Industries	33,300	440,900
Sumitomo Heavy Industries	4,900	172,712
Sumitomo Metal Mining	10,500	330,709
Sumitomo Mitsui Financial Group	58,800	2,136,490
Sumitomo Mitsui Trust Holdings	14,364	499,615
Sumitomo Realty & Development Co.	15,700	579,434
Sumitomo Rubber Industries	7,400	90,833
Sundrug	3,000	80,436
Suntory Beverage & Food	6,300	277,451
Suzuken	3,212	185,241
Suzuki Motor	15,300	695,789
Sysmex	7,500	427,796
T&D Holdings	25,100	269,691
Taiheiyo Cement	5,200	167,251
Taisei	9,300	407,084
Taisho Pharmaceutical Holdings	1,600	147,701
Taiyo Nippon Sanso	6,000	99,935
Takashimaya	6,000	67,283
Takeda Pharmaceutical	65,523	2,426,631
TDK	5,700	495,999
Teijin	8,200	140,406

20

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Japan - 22.9% (continued)
Terumo	27,100		814,377
THK	5,100		133,102
Tobu Railway	8,000		225,548
Toho	4,700		196,765
Toho Gas	3,200		131,587
Tohoku Electric Power	18,800		214,961
Tokio Marine Holdings	28,300		1,426,559
Tokyo Century	1,700		78,159
Tokyo Electric Power Co. Holdings	65,272	[a]	368,815
Tokyo Electron	7,000		1,109,152
Tokyo Gas	16,900		428,934
Tokyu	22,110		359,721
Tokyu Fudosan Holdings	26,500		148,953
Toppan Printing	10,900		176,267
Toray Industries	60,100		409,066
Toshiba	29,000		966,717
Tosoh	11,900		191,419
TOTO	6,400		270,301
Toyo Seikan Group Holdings	7,000		140,253
Toyo Suisan Kaisha	4,000		152,297
Toyoda Gosei	2,400		49,785
Toyota Industries	6,400		362,047
Toyota Motor	100,655		6,240,549
Toyota Tsusho	9,500		314,808
Trend Micro	5,200		260,322
Tsuruha Holdings	1,500		127,549
Unicharm	18,000		591,439
United Urban Investment	128		204,508
USS	9,100		173,718
Welcia Holdings	2,100		82,925
West Japan Railway	7,200		535,087
Yahoo! Japan	123,900		329,289
Yakult Honsha	5,100		345,747
Yamada Denki	26,900		127,480
Yamaguchi Financial Group	8,800		64,796
Yamaha	5,700		294,299
Yamaha Motor	12,300		252,717
Yamato Holdings	13,400		291,000
Yamazaki Baking	5,000		74,345
Yaskawa Electric	10,500		386,174
Yokogawa Electric	9,500		197,747
Yokohama Rubber	5,400		101,492

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Japan - 22.9% (continued)
ZOZO	9,200		163,578
			145,802,275
Luxembourg - .3%
ArcelorMittal	29,104	[a]	630,925
Aroundtown	35,647		288,908
Eurofins Scientific	526	[a]	240,704
Millicom International Cellular, SDR	2,847		166,525
RTL Group	1,680		94,403
SES	15,857		269,802
Tenaris	21,215		294,579
			1,985,846
Macau - .1%
MGM China Holdings	40,000		82,399
Sands China	105,013		576,950
Wynn Macau	65,200		187,003
			846,352
Mexico - .0%
Fresnillo	9,224		90,066
Netherlands - 4.7%
ABN AMRO Group	18,657	[d]	438,812
Adyen	447	[d]	363,783
Aegon	80,200		418,818
Akzo Nobel	9,987		847,947
ASML Holding	18,087		3,763,935
EXOR	4,861		323,637
Heineken	11,384		1,228,821
Heineken Holding	5,070		514,914
ING Groep	171,987		2,190,579
Koninklijke Ahold Delhaize	51,798		1,246,754
Koninklijke DSM	8,066		921,419
Koninklijke KPN	145,814		447,459
Koninklijke Philips	40,788		1,736,816
Koninklijke Vopak	2,912		129,827
NN Group	13,473		586,621
NXP Semiconductors	15,103		1,595,179
QIAGEN	10,398	[a]	401,536
Randstad	5,213		297,724
Royal Dutch Shell, Cl. A	198,634		6,345,959
Royal Dutch Shell, Cl. B	165,145		5,307,278
Wolters Kluwer	12,506		872,182
			29,980,000
New Zealand - .2%
a2 Milk	32,196	[a]	360,617

22

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
New Zealand - .2% (continued)
Auckland International Airport	41,164		219,123
Fisher & Paykel Healthcare	26,119		275,804
Fletcher Building	34,315		118,262
Meridian Energy	52,186		141,511
Ryman Healthcare	16,781		136,178
Spark New Zealand	84,529		207,197
			1,458,692
Norway - .7%
Aker	4,923		162,342
DNB	42,844		822,619
Equinor	51,345		1,145,338
Gjensidige Forsikring	8,353		162,220
Mowi	19,329		418,732
Norsk Hydro	58,743		251,655
Orkla	35,565		278,833
Schibsted, Cl. B	4,266		102,058
Telenor	32,849		659,459
Yara International	7,746		349,346
			4,352,602
Portugal - .2%
Banco Espirito Santo	118,053	[a,e]	0
Energias de Portugal	113,882	[a]	431,600
Galp Energia	21,836		366,634
Jeronimo Martins	10,446		170,120
			968,354
Singapore - 1.3%
Ascendas Real Estate Investment Trust	116,333		256,598
CapitaLand	115,200		298,990
CapitaLand Commercial Trust	107,851		153,835
CapitaLand Mall Trust	116,600		207,464
City Developments	17,000		111,742
ComfortDelGro	93,200		184,331
DBS Group Holdings	78,688		1,634,392
Genting Singapore	251,927		182,448
Golden Agri-Resources	278,440		59,369
Jardine Cycle & Carriage	4,113		107,414
Keppel	65,300		325,036
Oversea-Chinese Banking	141,538		1,259,179
SATS	27,600		106,130
Sembcorp Industries	43,254		84,594
Singapore Airlines	22,833		162,505
Singapore Exchange	34,000		184,486
Singapore Press Holdings	69,075		127,475

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Singapore - 1.3% (continued)
Singapore Technologies Engineering	67,400		196,239
Singapore Telecommunications	363,351		846,866
Suntec Real Estate Investment Trust	96,000		130,579
United Overseas Bank	59,063		1,208,531
UOL Group	21,111		117,654
Venture	12,500		155,963
Wilmar International	86,800		232,301
			8,334,121
South Africa - .0%
Investec	30,160		190,744
Spain - 2.9%
ACS Actividades de Construccion y Servicios	11,058		507,641
Aena Sme	2,920	[d]	541,533
Amadeus IT Group	19,242		1,530,583
Banco Bilbao Vizcaya Argentaria	295,002		1,792,677
Banco de Sabadell	253,721		294,818
Banco Santander	716,496		3,625,540
Bankia	54,722		151,292
Bankinter	30,826		246,101
CaixaBank	154,978		493,484
Enagas	9,933		282,978
Endesa	13,810		344,017
Ferrovial	21,816		537,335
Grifols	13,223		366,917
Iberdrola	274,520		2,493,387
Industria de Diseno Textil	47,854		1,447,562
Mapfre	46,873		140,632
Naturgy Energy Group	15,467		439,246
Red Electrica	18,783		389,424
Repsol	61,359	[a]	1,041,250
Siemens Gamesa Renewable Energy	10,111		181,335
Telefonica	206,795		1,723,788
			18,571,540
Sweden - 2.4%
Alfa Laval	12,808		297,235
Assa Abloy, Cl. B	44,529		949,924
Atlas Copco, Cl. A	29,862		928,201
Atlas Copco, Cl. B	17,505		498,213
Boliden	11,970		355,427
Electrolux, Ser. B	10,577		259,827
Epiroc, Cl. A	29,339		303,364
Epiroc, Cl. B	17,899		177,065

24

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Sweden - 2.4% (continued)
Ericsson, Cl. B	134,877		1,334,973
Essity, Cl. B	27,014		801,561
Hennes & Mauritz, Cl. B	38,723		675,124
Hexagon, Cl. B	11,425		623,150
Husqvarna, Cl. B	17,528		159,940
ICA Gruppen	3,794		137,224
Industrivarden, Cl. C	6,910		155,413
Investor, Cl. B	20,050		955,722
Kinnevik, Cl. B	10,806		314,606
L E Lundbergforetagen, Cl. B	3,112		106,364
Lundin Petroleum	7,919		259,154
Sandvik	50,188		928,228
Securitas, Cl. B	13,365		233,606
Skandinaviska Enskilda Banken, Cl. A	72,585		692,592
Skanska, Cl. B	15,311		266,491
SKF, Cl. B	16,944		313,558
Svenska Handelsbanken, Cl. A	68,041		742,586
Swedbank, Cl. A	40,421		655,655
Swedish Match	7,651		372,675
Tele2, Cl. B	22,256		296,914
Telia	124,688		530,936
Volvo, Cl. B	68,900		1,102,731
			15,428,459
Switzerland - 9.0%
ABB	80,799		1,662,844
Adecco Group	6,881		395,187
Alcon	19,254	[a]	1,108,813
Baloise Holding	2,163		370,636
Barry Callebaut	92		168,479
Cie Financiere Richemont	23,100	[a]	1,688,944
Clariant	8,861		182,099
Coca-Cola HBC	8,846	[a]	316,179
Credit Suisse Group	112,160	[a]	1,497,008
Dufry	1,417	[a]	138,425
EMS-Chemie Holding	344		208,301
Ferguson	10,148		719,875
Geberit	1,652		692,772
Givaudan	407		1,054,098
Glencore	497,439		1,974,198
Julius Baer Group	10,045		484,234
Kuehne + Nagel International	2,418		351,327
LafargeHolcim	21,344	[a]	1,097,207
Lindt & Spruengli	4	[a]	303,450

25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Switzerland - 9.0% (continued)
Lindt & Spruengli-PC	48	[a]	319,152
Lonza Group	3,275		1,011,475
Nestle	134,921		12,982,977
Novartis	95,551		7,802,933
Pargesa Holding-BR	1,815		142,856
Partners Group Holding	750		564,993
Roche Holding	30,960		8,161,201
Schindler Holding	853		181,156
Schindler Holding-PC	1,798		387,851
SGS	231		609,607
Sika	5,583		854,750
Sonova Holding	2,466	[a]	497,338
STMicroelectronics	30,289		556,294
Straumann Holding	457		368,937
Swatch Group	2,353		138,093
Swatch Group-BR	1,387		423,607
Swiss Life Holding	1,526	[a]	717,510
Swiss Prime Site	3,329		267,248
Swiss Re	13,376		1,287,257
Swisscom	1,120		521,776
Temenos	2,691	[a]	447,378
UBS Group	170,399	[a]	2,285,198
Vifor Pharma	1,991		260,269
Zurich Insurance Group	6,691		2,133,477
			57,337,409
United Arab Emirates - .0%
NMC Health	4,724		173,838
United Kingdom - 14.6%
3i Group	42,753		596,803
Admiral Group	8,590		246,878
Anglo American	46,251		1,195,008
Ashtead Group	21,018		581,587
Associated British Foods	15,416		514,422
AstraZeneca	55,881		4,172,469
Auto Trader Group	40,945	[d]	301,880
Aviva	173,406		971,192
Babcock International Group	10,761		73,670
BAE Systems	140,678		906,214
Barclays	758,345		1,624,535
Barratt Developments	44,315		347,761
Berkeley Group Holdings	5,356		262,327
BP	884,055		6,444,195
British American Tobacco	101,196		3,945,592

26

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
United Kingdom - 14.6% (continued)
British Land	39,207		303,688
BT Group	370,750		1,107,361
Bunzl	14,940		449,834
Burberry Group	18,466		485,687
Centrica	244,779		339,141
CNH Industrial	44,702		484,732
Coca-Cola European Partners	9,689		519,233
Compass Group	70,216		1,595,920
ConvaTec Group	55,965	[d]	101,112
Croda International	5,488		370,780
Diageo	107,056		4,513,999
Direct Line Insurance Group	60,342		259,192
easyJet	6,768		102,684
Experian	40,385		1,171,730
Fiat Chrysler Automobiles	47,502		731,723
G4S	66,375		187,128
GlaxoSmithKline	218,835		4,489,867
Hammerson	32,066		134,599
Hargreaves Lansdown	12,745		375,102
HSBC Holdings	882,914		7,680,455
Imperial Brands	41,847		1,329,288
Informa	55,462		563,392
InterContinental Hotels Group	7,585		491,377
Intertek Group	6,999		488,278
ITV	158,945		283,227
J Sainsbury	76,796		222,816
John Wood Group	29,942		183,704
Johnson Matthey	8,418		366,305
Kingfisher	96,525		332,419
Land Securities Group	32,207		387,641
Legal & General Group	262,269		951,441
Lloyds Banking Group	3,142,903		2,564,335
London Stock Exchange Group	13,935		911,106
Marks & Spencer Group	74,042		276,039
Meggitt	35,566		252,482
Melrose Industries	213,737		563,558
Merlin Entertainments	31,172	[d]	148,854
Micro Focus International	15,454		390,500
Mondi	15,694		343,914
National Grid	150,470		1,640,536
Next	6,062		455,794
Pearson	34,881		377,615
Persimmon	13,934		406,280

27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 96.1% (continued)
United Kingdom - 14.6% (continued)
Prudential		114,490		2,590,268
Reckitt Benckiser Group		29,699		2,399,943
RELX		86,251		1,978,370
Rio Tinto		16,310		1,096,539
Rio Tinto		51,017		2,970,393
Rolls-Royce Holdings		5,261,171	[a]	6,861
Rolls-Royce Holdings		74,101	[a]	883,757
Royal Bank of Scotland Group		214,878		671,361
Royal Mail		38,434		126,698
RSA Insurance Group		46,504		328,675
Sage Group		48,291		456,795
Schroders		5,696		235,232
Segro		47,905		423,784
Severn Trent		10,397		276,035
Smith & Nephew		38,977		752,479
Smiths Group		17,284		343,146
SSE		45,352		676,846
St James's Place		23,189		339,124
Standard Chartered		123,626		1,128,458
Standard Life Aberdeen		110,853		403,156
Taylor Wimpey		143,266		338,889
Tesco		429,858		1,400,216
Unilever		49,021		2,977,232
Unilever-CVA		68,087		4,120,730
United Utilities Group		29,785		321,903
Vodafone Group		1,181,150		2,187,112
Weir Group		10,884		235,528
Whitbread		7,950		462,359
Wm Morrison Supermarkets		96,648		272,097
WPP		56,302		702,168
				92,625,555
United States - .1%
Carnival		7,531		396,254
Total Common Stocks (cost $475,351,979)				611,686,007
	Preferred Dividend Yield (%)
Preferred Stocks - .5%
Germany - .5%
Bayerische Motoren Werke	6.61	2,325		171,588
Fuchs Petrolub	2.67	2,998		130,400
Henkel & Co.	2.11	7,935		803,127
Porsche Automobil Holding	2.92	6,644		460,826

28

Description	Preferred Dividend Yield (%)	Shares		Value ($)
Preferred Stocks - .5% (continued)
Germany - .5% (continued)
Sartorius	.38	1,567		286,832
Volkswagen	2.62	8,144		1,416,183
Total Preferred Stocks (cost $2,362,775)				3,268,956
		Principal Amount ($)
Short-Term Investments - .2%
U.S. Treasury Bills - .2%
2.44%, 6/6/19 (cost $932,757)		935,000	[f,g]	932,772
	1-Day Yield (%)	Shares
Investment Companies - 2.4%
Registered Investment Companies - 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $15,045,216)	2.45	15,045,216	[h]	15,045,216

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $786,230)	2.45	786,230	[h]	786,230
Total Investments (cost $494,478,957)		99.3%		631,719,181
Cash and Receivables (Net)		.7%		4,659,636
Net Assets		100.0%		636,378,817

ADR—American Depository Receipt

BR—Bearer Certificate

CDI—Chess Depository Interest

CVA—Company Voluntary Arrangement

PC—Participation Certificate

RSP—Risparmio (Savings) Shares

SDR—Swedish Depository Receipts

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Security, or portion thereof, on loan. At April 30, 2019, the value of the fund’s securities on loan was $1,953,184 and the value of the collateral held by the fund was $2,077,923, consisting of cash collateral of $786,230 and U.S. Government & Agency securities valued at $1,291,693.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, these securities were valued at $4,751,157 or .75% of net assets.

e The fund held Level 3 securities at April 30, 2019, these securities were valued at $ or .0% of net assets.

f Held by a counterparty for open exchange traded derivative contracts.

g Security is a discount security. Income is recognized through the accretion of discount.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Banks	10.2
Capital Goods	9.8
Pharmaceuticals Biotechnology & Life Sciences	8.3
Materials	7.2
Food, Beverage & Tobacco	6.8
Energy	5.5
Insurance	5.5
Automobiles & Components	4.2
Consumer Durables & Apparel	3.8
Telecommunication Services	3.7
Real Estate	3.5
Utilities	3.4
Household & Personal Products	3.1
Diversified Financials	3.1
Investment Companies	2.5
Technology Hardware & Equipment	2.5
Transportation	2.5
Software & Services	2.4
Health Care Equipment & Services	2.1
Commercial & Professional Services	1.8
Media & Entertainment	1.5
Retailing	1.5
Semiconductors & Semiconductor Equipment	1.5
Consumer Services	1.4
Food & Staples Retailing	1.3
U.S. Treasury Bills	.2
99.3

† Based on net assets.

See notes to financial statements.

30

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 10/31/18($)	Purchases($)	Sales($)	Value 4/30/19($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Companies:
Dreyfus Institutional Preferred Government Plus Money Market Fund	9,952,974	69,767,244	64,675,002	15,045,216	2.4	150,207
Investment of Cash Collateral for Securities Loaned:
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	19,879,298	19,093,068	786,230.1		-
Total	9,952,974	89,646,542	83,768,070	15,831,446	2.5	150,207

See notes to financial statements.

31

STATEMENT OF FUTURES

April 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation ($)
Futures Long
MSCI EAFE Index	197	6/19	18,656,233	18,882,450	226,217
Gross Unrealized Appreciation				226,217

See notes to financial statements.

32

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Goldman Sachs
Japanese Yen	146,284,754	United States Dollar	1,312,708	5/8/19	1,374
Societe Generale
Japanese Yen	2,601,020	United States Dollar	23,339	5/8/19	26
Gross Unrealized Appreciation					1,400

See notes to financial statements.

33

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,953,184)—Note 1(c):
Unaffiliated issuers	478,647,511	615,887,735
Affiliated issuers	15,831,446	15,831,446
Cash		78,678
Cash denominated in foreign currency	235,107	236,135
Dividends, interest and securities lending income receivable		2,752,793
Tax reclaim receivable		2,112,059
Receivable for shares of Common Stock subscribed		2,092,356
Receivable for futures variation margin—Note 4		3,134
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		1,400
Cash collateral held by broker—Note 4		36
		638,995,772
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		251,624
Payable for investment securities purchased		1,333,385
Liability for securities on loan—Note 1(c)		786,230
Payable for shares of Common Stock redeemed		152,264
Unrealized depreciation on foreign currency transactions		84,746
Directors fees and expenses payable		932
Accrued expenses		7,774
		2,616,955
Net Assets ($)		636,378,817
Composition of Net Assets ($):
Paid-in capital		565,854,585
Total distributable earnings (loss)		70,524,232
Net Assets ($)		636,378,817

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	370,416,683	265,962,134
Shares Outstanding	21,793,973	15,657,296
Net Asset Value Per Share ($)	17.00	16.99

See notes to financial statements.

34

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $944,685 foreign taxes withheld at source):
Unaffiliated issuers	10,066,254
Affiliated issuers	150,207
Interest	9,636
Income from securities lending—Note 1(c)	5,879
Total Income	10,231,976
Expenses:
Management fee—Note 3(a)	1,002,773
Shareholder servicing costs—Note 3(b)	424,833
Directors’ fees—Note 3(a,c)	23,926
Loan commitment fees—Note 2	13,962
Total Expenses	1,465,494
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(23,926)
Net Expenses	1,441,568
Investment Income—Net	8,790,408
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	357,750
Net realized gain (loss) on futures	807,612
Net realized gain (loss) on forward foreign currency exchange contracts	(1,421)
Net Realized Gain (Loss)	1,163,941
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	33,589,045
Net unrealized appreciation (depreciation) on futures	334,633
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	1,401
Net Unrealized Appreciation (Depreciation)	33,925,079
Net Realized and Unrealized Gain (Loss) on Investments	35,089,020
Net Increase in Net Assets Resulting from Operations	43,879,428

See notes to financial statements.

35

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations ($):
Investment income—net	8,790,408	14,295,616
Net realized gain (loss) on investments	1,163,941	(3,038,201)
Net unrealized appreciation (depreciation) on investments	33,925,079	(54,247,558)
Net Increase (Decrease) in Net Assets Resulting from Operations	43,879,428	(42,990,143)
Distributions ($):
Distributions to shareholders:
Investor Shares	(8,364,440)	(9,690,563)
Class I	(5,935,815)	(4,110,609)
Total Distributions	(14,300,255)	(13,801,172)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	65,554,374	129,568,834
Class I	91,681,004	113,058,264
Distributions reinvested:
Investor Shares	8,283,721	9,622,337
Class I	2,613,946	-
Cost of shares redeemed:
Investor Shares	(58,459,388)	(222,344,569)
Class I	(56,040,069)	(31,706,560)
Increase (Decrease) in Net Assets from Capital Stock Transactions	53,633,588	(1,801,694)
Total Increase (Decrease) in Net Assets	83,212,761	(58,593,009)
Net Assets ($):
Beginning of Period	553,166,056	611,759,065
End of Period	636,378,817	553,166,056
Capital Share Transactions (Shares):
Investor Shares[a]
Shares sold	4,066,202	7,291,243
Shares issued for distributions reinvested	557,451	539,671
Shares redeemed	(3,651,630)	(12,492,543)
Net Increase (Decrease) in Shares Outstanding	972,023	(4,661,629)
Class Ia
Shares sold	5,790,501	6,270,089
Shares issued for distributions reinvested	176,142	74,652
Shares redeemed	(3,533,151)	(1,800,643)
Net Increase (Decrease) in Shares Outstanding	2,433,492	4,544,098

[a]During the period ended April 30, 2019, 2,842 Class I shares representing $48,283 were exchanged for 2,839 Investor shares and during the period ended October 31, 2018, 844,229 Investor shares representing $15,382,638 were exchanged for 844,719 Class I shares.

See notes to financial statements.

36

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2019	Year Ended October 31,
Investor Shares	(Unaudited)	2018	2017	2016[a]	2015	2014
Per Share Data ($):
Net asset value, beginning of period	16.24	17.90	15.01	15.86	16.54	17.12
Investment Operations:
Investment income—net[b]	.24	.40	.35	.36	.35	.47
Net realized and unrealized gain (loss) on investments	.92	(1.67)	2.96	(.89)	(.60)	(.49)
Total from Investment Operations	1.16	(1.27)	3.31	(.53)	(.25)	(.02)
Distributions:
Dividends from investment income—net	(.40)	(.39)	(.42)	(.32)	(.43)	(.37)
Dividends from net realized gain on investments	-	-	-	-	-	(.19)
Total Distributions	(.40)	(.39)	(.42)	(.32)	(.43)	(.56)
Net asset value, end of period	17.00	16.24	17.90	15.01	15.86	16.54
Total Return (%)	7.50[c]	(7.30)	22.71	(3.37)	(1.46)	(.13)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61[d]	.61	.61	.61	.61	.61
Ratio of net expenses to average net assets	.60[d]	.60	.60	.60	.60	.60
Ratio of net investment income to average net assets	2.95[d]	2.24	2.20	2.43	2.14	2.76
Portfolio Turnover Rate	1.03[c]	7.48	9.18	5.53	8.44	10.26
Net Assets, end of period ($ x 1,000)	370,417	338,147	456,213	514,975	575,306	567,711

a On August 31, 2016, the fund redesignated existing shares as Investor shares.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

37

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2019	Year Ended October 31,
Class I Shares	(Unaudited)	2018	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	16.26	17.92	15.02	15.15
Investment Operations:
Investment income—net[b]	.26	.46	.42	.02
Net realized and unrealized gain (loss) on investments	.92	(1.69)	2.94	(.15)
Total from Investment Operations	1.18	(1.23)	3.36	(.13)
Distributions:
Dividends from investment income—net	(.45)	(.43)	(.46)	-
Net asset value, end of period	16.99	16.26	17.92	15.02
Total Return (%)	7.64[c]	(7.06)	23.04	(.86)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.36[d]	.36	.36	.40[d]
Ratio of net expenses to average net assets	.35[d]	.35	.35	.39[d]
Ratio of net investment income to average net assets	3.24[d]	2.55	2.48	1.95[d]
Portfolio Turnover Rate	1.03[c]	7.48	9.18	5.53
Net Assets, end of period ($ x 1,000)	265,962	215,019	155,546	673

a From August 31, 2016 (commencement of initial offering) to October 31, 2016.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

38

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon International Stock Index Fund (the “fund”) is a separate non-diversified series of BNY Mellon Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE®). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, the fund changed its name from Dreyfus International Stock Index Fund to BNY Mellon International Stock Index Fund and the Company changed its name from Dreyfus Index Funds, Inc. to BNY Mellon Index Funds, Inc. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares which are sold to the public without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

40

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks	611,679,146	6,861†	0	611,686,007
Equity Securities - Preferred Stocks	3,268,956	-	-	3,268,956
Investment Companies	15,831,446	-	-	15,831,446
U.S. Treasury	-	932,772	-	932,772
Other Financial Instruments:
Futures††	226,217	-	-	226,217
Forward Foreign Currency Exchange Contracts††	-	1,400	-	1,400

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives are reported in the Statement of Assets and Liabilities.

At April 30, 2019, the amount of securities transferred between levels equals fair value of exchange traded equity securities reported as Level 2 in the table above. At October 31, 2018, $532,825,832 of exchange traded equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures. It is the fund's policy to recognize transfers between levels at the end of the reporting period.

42

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities— Foreign Common Stock ($)
Balance as of 10/31/2018	0
Realized gain (loss)	(37)
Change in unrealized appreciation (depreciation)	4,074
Purchases/Issuances	-
Sales/Dispositions	(4,037)
Transfers into Level 3†	0
Transfers out of Level 3†	0
Balance as of 4/30/2019††	0
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 4/30/2019	-

† Transfers into or out of Level 3 represent the value at the date of transfer. The transfer into Level 3 for the current period was due to the lack of observable inputs following the issuer's default. The transfer out of Level 3 for the current period was due to the resumption of trading of a security.

†† Securities deemed as Level 3 have been determined to be worthless by management own assessment.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the

43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2019, The Bank of New York Mellon earned $1,470 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable

44

provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $40,095,256 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2018. The fund has $40,610 of short-term capital losses and $40,054,646 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2018 was as follows: ordinary income $13,801,172. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the

45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2019, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, the Adviser pays all of the expenses of the fund, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of interested Directors (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2019, fees reimbursed by the Adviser amounted to $23,926.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts, such as recordkeeping and sub-accounting services. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2019, the fund was charged $424,833 pursuant to the Shareholder Services Plan.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $180,558 and Shareholder Services Plan fees $75,374, which are offset against an expense reimbursement currently in effect in the amount of $4,308.

46

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, futures and forward contracts, during the period ended April 30, 2019, amounted to $47,622,997 and $5,801,718, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2019, are set forth in the Statement of Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign

47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2019, are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2019 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Equity risk	226,217	[1]	Equity risk	-
Foreign exchange risk	1,400	[2]	Foreign exchange risk	-
Gross fair value of derivative contracts	227,617			-

Statement of Assets and Liabilities location:
[1]Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

48

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2019 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Forward Contracts	[2]	Total
Equity	807,612		-		807,612
Foreign exchange	-		(1,421)		(1,421)
Total	807,612		(1,421)		806,191

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[3]	Forward Contracts	[4]	Total	[4]
Equity	334,633		-		334,633
Foreign exchange	-		1,401		1,401
Total	334,633		1,401		336,034

Statement of Operations location:
[1]Net realized gain (loss) on futures.
[2]Net realized gain (loss) on forward foreign currency exchange contracts.
[3]Net unrealized appreciation (depreciation) on futures.
[4]Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2019, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	226,217	-
Forward contracts	1,400	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	227,617	-
Derivatives not subject to
Master Agreements	(226,217)	-
Total gross amount of assets
and liabilities subject to
Master Agreements	1,400	-

49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table presents derivative liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2019:†

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Goldman Sachs International	1,374		-	-	1,374
Societe Generale	26		-	-	26
Total	1,400		-	-	1,400

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
† See Statement of Investments for detailed information regarding collateral held for open exchange traded derivative contracts.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2019:

Average Market Value ($)
Equity futures	16,470,451
Forward contracts	191,711

At April 30, 2019, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $137,467,841, consisting of $180,279,208 gross unrealized appreciation and $42,811,367 gross unrealized depreciation.

At April 30, 2019, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

50

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 12-13, 2019, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to

51

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was at or below the Performance Group median for all periods and below the Performance Universe median for all periods, except the one- and two-year periods when it was above the median. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

52

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• While the Board noted the fund’s improved performance relative to the Performance Universe in the most recent one- and two-year periods, the Board expressed some concern about relative performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services

53

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

54

NOTES

55

NOTES

56

NOTES

57

For More Information

BNY Mellon International Stock Index Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Investor: DIISX Class I: DINIX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0079SA0419

BNY Mellon S&P 500 Index Fund

SEMIANNUAL REPORT April 30, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon S&P 500 Index Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon S&P 500 Index Fund (formerly Dreyfus S&P 500 Index Fund), covering the six-month period from November 1, 2018 through April 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. and many other developed economies continued their pattern of moderate growth during the six months. Equity markets experienced a sharp sell-off in the fourth quarter of 2018, triggered in part by interest-rate increases, trade tensions and slowing global growth. The sell-off partially reduced prior gains on U.S. indices, while losses deepened in international developed and emerging markets. Global equities continued their general decline through the end of 2018. However, comments made in January by the U.S. Federal Reserve (the “Fed”) that it might slow the pace of interest-rate increases in 2019 helped stimulate a rebound across equity markets. In a similar stance, other central banks pledged to continue policies that support economic growth, helping to further ease investor concerns. Talk of a potential trade agreement between the U.S. and China also helped to buoy equity markets, which continued their upward trajectory through the end of the period.

Equity volatility and global growth concerns triggered a flight to quality in many areas of the bond market, raising Treasury prices and flattening the yield curve. Corporate bonds, however, were hindered somewhat by concerns about economic growth, resulting in widening spreads and lower prices through November. After encouraging comments by the Fed in January, bond markets rebounded, and most U.S. indices continued to post positive returns through the end of April.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 3, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2018 through April 30, 2019, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2019, BNY Mellon S&P 500 Index Fund (formerly Dreyfus S&P 500 Index Fund) produced a total return of 9.48%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, returned 9.75% for the same period.2,3

U.S. equities recovered from fourth-quarter 2018 volatility to advance during the reporting period, bolstered by strong economic fundamentals and supportive central bank policy. The difference in returns between the fund and the Index during the reporting period was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index. To pursue its goal, the fund generally is fully invested in stocks included in the Index and in futures whose performance is tied to the Index. The fund generally invests in all 500 stocks in the Index in proportion to their weighting in the Index.

The Index is an unmanaged index of 500 common stocks, chosen to reflect the industries of the U.S. economy, and is often considered a proxy for the stock market in general. S&P weights each company’s stock in the Index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). Companies included in the Index generally must have market capitalizations in excess of $8.2 billion, to the extent consistent with market conditions.

A Tale of Two Markets

Markets delivered two drastically different periods of behavior over the six-month reporting period, but gained ground over the period as a whole. Through the fourth quarter of 2018, many equity markets felt pressure from slowing global growth, escalating trade issues between the U.S. and China, Brexit difficulties, and additional geopolitical issues elsewhere in Europe and the emerging markets. Renewed articulation of hawkish narratives by U.S. Federal Reserve (“Fed”) officials alarmed investors and stoked volatility. In December, equities reached new lows for the year, as economic and political news continued to unnerve investors. Investors also feared the European Central Bank (ECB) would proceed with its plan to conclude stimulus measures in January, despite moderating growth rates.

January marked a turnaround in the markets. Talk of a potential trade deal between the U.S. and China helped fuel investor optimism, as equity prices recovered. The ECB announced it would provide additional stimulus to support the Eurozone economy. China also announced plans to stoke its slowing economic growth rate. At its first meeting of the year, the Fed emphasized its focus on data as a primary driver for rate-hike decisions, and its ability to suspend additional rate increases when the data is not supportive. These sentiments reassured investors of central bankers’ commitments to support flagging growth. The rebound continued through the month of January, and equity markets maintained an upward trajectory through the remainder of the reporting period.

Information Technology Stocks Led the Market

The information technology sector led the index over the reporting period. Money that exited the markets during the fourth-quarter volatility came back in early 2019 and went into the fastest-growing companies in the software, cloud computing, online advertising, and payment services industries. Companies that create products which assist in automation saw strong returns during the period, particularly within the information technology sector. In the face of slowing economic growth, companies are looking for ways to increase their top-line revenue, and investors are rewarding

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

organizations that can accomplish this. Consumer discretionary stocks also posted high returns. Some workers are enjoying increases in pay that exceed the rate of inflation, which is supportive of strong consumer spending. Fast-food businesses which employ streamlined ordering software and improved loyalty programs led the sector. Home-improvement retailers, such as Lowe’s and Home Depot, also performed well during the period as consumers made upgrades to their homes. The industrials sector was also a leading contributor during the six months, particularly within the machinery and aerospace and defense industries. Optimism towards a possible resolution of to the U.S.-China trade disagreements helped boost returns, as did increased demand for these goods from a stimulated Chinese economy.

Laggards for the reporting period included the energy sector. Oil prices were volatile during the period, hurting companies involved with shale oil. Organizations that make equipment for drilling, as well as the drilling companies themselves, were negatively affected. Large increases in production, coupled with a new drilling technique which did not perform as expected, caused a difficult environment. Investors are also concerned over future regulatory actions that may be passed by large importers, such as China and India, which would restrict the use of fossil fuels. The health care and consumer staples sectors also saw headwinds during the period. Health care providers and prescription drug companies suffered due to uncertainty surrounding the future of health care regulation. Tobacco was the biggest weight on consumer staples performance, as cigarette sales continue to decline dramatically in the U.S. In addition, the Food and Drug Administration is investigating the link between electronic cigarettes and seizures, and some U.S. cities and other countries are looking to ban the battery-powered smoking devices.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that while the U.S. economic picture remains supported by a strong labor market and sound corporate balance sheets, trade frictions and other geopolitical issues may have the potential to impact the markets. As always, we continue to monitor factors which affect the fund’s investments.

June 3, 2019

¹ Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

² Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

³ “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s® 500,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use on behalf of the fund. The fund is not sponsored, managed, advised, sold, or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon S&P 500 Index Fund from November 1, 2018 to April 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2019

Expenses paid per $1,000†	$2.60
Ending value (after expenses)	$1,094.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2019

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.1%
Automobiles & Components - .5%
Aptiv	26,571		2,277,135
BorgWarner	20,525		857,329
Ford Motor	386,101		4,034,755
General Motors	129,264		5,034,833
Harley-Davidson	16,557	[a]	616,417
			12,820,469
Banks - 5.7%
Bank of America	889,706		27,207,209
BB&T	75,867	[a]	3,884,390
Citigroup	233,528		16,510,430
Citizens Financial Group	45,934		1,662,811
Comerica	16,057		1,261,920
Fifth Third Bancorp	76,137		2,194,268
First Republic Bank	16,086		1,699,003
Huntington Bancshares	104,176		1,450,130
JPMorgan Chase & Co.	324,262		37,630,605
KeyCorp	102,366		1,796,523
M&T Bank	13,851		2,355,640
People's United Financial	34,468	[a]	595,952
PNC Financial Services Group	45,236		6,194,165
Regions Financial	101,355		1,574,043
SunTrust Banks	44,310		2,901,419
SVB Financial Group	5,221	[b]	1,314,230
U.S. Bancorp	149,332		7,962,382
Wells Fargo & Co.	406,409		19,674,260
Zions Bancorporation	18,612		918,130
			138,787,510
Capital Goods - 6.6%
3M	57,258		10,850,964
A.O. Smith	13,780		724,415
Allegion	9,305	[a]	923,335
AMETEK	22,850		2,014,684
Arconic	40,068		860,661
Boeing	51,940		19,617,219
Caterpillar	57,085		7,958,791
Cummins	14,403		2,395,075
Deere & Co.	31,285		5,181,735
Dover	14,159		1,388,148
Eaton	42,052		3,482,747
Emerson Electric	60,928		4,325,279
Fastenal	28,381	[a]	2,002,280

6

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Capital Goods - 6.6% (continued)
Flowserve	13,730		673,182
Fluor	14,132		561,464
Fortive	29,075		2,510,335
Fortune Brands Home & Security	13,415		708,044
General Dynamics	26,877		4,803,457
General Electric	860,333		8,749,587
Harris	11,817		1,991,164
Honeywell International	72,467		12,582,445
Huntington Ingalls Industries	4,327		963,104
Illinois Tool Works	30,034		4,674,191
Ingersoll-Rand	24,205		2,967,775
Jacobs Engineering Group	11,368		886,022
Johnson Controls International	91,874		3,445,275
L3 Technologies	7,820		1,709,296
Lockheed Martin	24,146		8,048,586
Masco	29,396		1,148,208
Northrop Grumman	16,832		4,879,765
PACCAR	34,729		2,489,027
Parker-Hannifin	13,213		2,392,610
Pentair	16,457		641,658
Quanta Services	14,944		606,726
Raytheon	27,764		4,930,609
Rockwell Automation	12,227		2,209,541
Roper Technologies	10,208		3,671,818
Snap-on	5,526	[a]	929,915
Stanley Black & Decker	15,189		2,226,707
Textron	23,379		1,239,087
TransDigm Group	4,797	[b]	2,314,648
United Rentals	8,188	[b]	1,153,853
United Technologies	80,105		11,423,774
W.W. Grainger	4,556	[a]	1,284,792
Wabtec	13,008	[a]	963,503
Xylem	17,839		1,487,773
			162,993,274
Commercial & Professional Services - .7%
Cintas	8,614		1,870,444
Copart	19,813	[a,b]	1,333,811
Equifax	11,709		1,474,749
IHS Markit	35,079	[b]	2,008,624
Nielsen Holdings	34,988		893,244
Republic Services	20,982		1,737,729
Robert Half International	12,029		746,881
Rollins	14,158	[a]	547,490

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Commercial & Professional Services - .7% (continued)
Verisk Analytics	16,205		2,287,174
Waste Management	39,025		4,188,943
			17,089,089
Consumer Durables & Apparel - 1.1%
Capri Holdings	14,427	[b]	635,942
D.R. Horton	34,157		1,513,497
Garmin	11,594		994,070
Hanesbrands	34,034	[a]	614,994
Hasbro	11,438	[a]	1,165,075
Leggett & Platt	12,353	[a]	486,214
Lennar, Cl. A	28,717		1,494,146
Mattel	35,321	[a,b]	430,563
Mohawk Industries	6,350	[b]	865,188
Newell Brands	41,127	[a]	591,406
NIKE, Cl. B	124,936		10,973,129
PulteGroup	25,983		817,425
PVH	7,671		989,482
Ralph Lauren	5,307		698,295
Tapestry	27,236		878,906
Under Armour, Cl. A	18,729	[b]	432,453
Under Armour, Cl. C	18,845	[a,b]	390,468
VF	32,413		3,060,111
Whirlpool	6,302		874,844
			27,906,208
Consumer Services - 1.9%
Carnival	39,518		2,167,957
Chipotle Mexican Grill	2,394	[b]	1,647,168
Darden Restaurants	12,379		1,455,770
H&R Block	21,576	[a]	587,083
Hilton Worldwide Holdings	29,366		2,554,548
Marriott International, Cl. A	27,899		3,805,982
McDonald's	75,743		14,964,545
MGM Resorts International	50,085		1,333,764
Norwegian Cruise Line Holdings	20,506	[b]	1,156,333
Royal Caribbean Cruises	16,564		2,003,250
Starbucks	122,889		9,546,018
Wynn Resorts	9,569		1,382,242
Yum! Brands	30,786		3,213,751
			45,818,411
Diversified Financials - 5.1%
Affiliated Managers Group	5,117		567,578
American Express	68,840		8,070,113
Ameriprise Financial	13,701		2,010,896

8

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Diversified Financials - 5.1% (continued)
Bank of New York Mellon	87,193		4,330,004
Berkshire Hathaway, CI. B	192,247	[b]	41,661,847
BlackRock	11,961		5,803,956
Capital One Financial	46,537		4,320,030
Cboe Global Markets	11,381		1,156,423
Charles Schwab	117,523		5,380,203
CME Group	35,335		6,321,431
Discover Financial Services	32,652		2,660,811
E*TRADE Financial	25,476		1,290,614
Franklin Resources	29,145	[a]	1,008,126
Goldman Sachs	34,052		7,011,988
Intercontinental Exchange	56,801		4,620,761
Invesco	38,957		855,885
Jefferies Financial Group	27,303		561,623
Moody's	16,166		3,178,559
Morgan Stanley	129,218		6,234,768
MSCI	8,404		1,894,094
Nasdaq	11,878		1,095,152
Northern Trust	21,997		2,167,804
Raymond James Financial	12,408		1,136,201
S&P Global	24,682		5,446,330
State Street	37,403		2,530,687
Synchrony Financial	64,949		2,251,782
T. Rowe Price Group	23,470		2,523,025
			126,090,691
Energy - 5.2%
Anadarko Petroleum	50,935		3,710,615
Apache	38,654	[a]	1,272,103
Baker Hughes, A Ge Company	49,682	[a]	1,193,362
Cabot Oil & Gas	42,243		1,093,671
Chevron	187,751		22,541,385
Cimarex Energy	9,276		636,890
Concho Resources	19,710		2,274,140
ConocoPhillips	113,309		7,152,064
Devon Energy	43,695		1,404,357
Diamondback Energy	15,016		1,597,552
EOG Resources	56,965		5,471,488
Exxon Mobil	418,827		33,623,432
Halliburton	86,790		2,458,761
Helmerich & Payne	10,896		637,634
Hess	24,198		1,551,576
HollyFrontier	16,150		770,840
Kinder Morgan	192,165		3,818,319

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Energy - 5.2% (continued)
Marathon Oil	83,885		1,429,400
Marathon Petroleum	67,650		4,117,855
National Oilwell Varco	36,373		950,790
Noble Energy	46,384	[a]	1,255,151
Occidental Petroleum	74,331		4,376,609
ONEOK	39,792		2,703,071
Phillips 66	42,111		3,969,804
Pioneer Natural Resources	16,461		2,740,098
Schlumberger	136,009		5,804,864
TechnipFMC	42,701		1,050,018
Valero Energy	41,424		3,755,500
Williams Cos.	119,016		3,371,723
			126,733,072
Food & Staples Retailing - 1.4%
Costco Wholesale	43,530		10,687,921
Kroger	78,664		2,027,958
Sysco	46,426		3,266,998
Walgreens Boots Alliance	79,414		4,254,208
Walmart	140,123		14,410,249
			34,647,334
Food, Beverage & Tobacco - 3.9%
Altria Group	185,287		10,066,643
Archer-Daniels-Midland	55,785		2,488,011
Brown-Forman, Cl. B	17,576	[a]	936,625
Campbell Soup	18,530		716,926
Coca-Cola	380,209		18,653,054
ConAgra Brands	47,410		1,459,280
Constellation Brands, Cl. A	16,537		3,500,387
General Mills	58,066		2,988,657
Hershey	14,153		1,767,002
Hormel Foods	26,147	[a]	1,044,311
J.M. Smucker	11,063		1,356,656
Kellogg	24,031		1,449,069
Kraft Heinz	61,267		2,036,515
Lamb Weston Holdings	14,228		996,671
McCormick & Co.	12,202	[a]	1,878,742
Molson Coors Brewing, Cl. B	18,125		1,163,444
Mondelez International, Cl. A	142,890		7,265,956
Monster Beverage	38,460	[b]	2,292,216
PepsiCo	138,679		17,757,846
Philip Morris International	153,675		13,302,108
Tyson Foods, Cl. A	29,074		2,180,841
			95,300,960

10

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Health Care Equipment & Services - 5.9%
Abbott Laboratories	173,622		13,813,366
ABIOMED	4,412	[b]	1,223,933
Align Technology	7,204	[b]	2,338,995
AmerisourceBergen	15,810		1,181,956
Anthem	25,627		6,740,670
Baxter International	47,362		3,613,721
Becton Dickinson and Co.	26,578		6,398,388
Boston Scientific	136,925	[b]	5,082,656
Cardinal Health	30,750		1,497,832
Centene	40,216	[b]	2,073,537
Cerner	32,390	[b]	2,152,315
Cigna	37,542		5,963,171
Cooper	4,682		1,357,405
CVS Health	128,155		6,969,069
Danaher	61,966		8,206,777
DaVita	12,050	[b]	665,642
Dentsply Sirona	22,754		1,163,412
Edwards Lifesciences	20,370	[b]	3,586,546
HCA Healthcare	26,219		3,335,843
Henry Schein	15,405	[a,b]	986,844
Hologic	27,357	[b]	1,268,818
Humana	13,641		3,484,048
IDEXX Laboratories	8,727	[b]	2,024,664
Intuitive Surgical	11,306	[b]	5,773,183
Laboratory Corporation of America Holdings	9,923	[b]	1,586,886
McKesson	19,369		2,309,753
Medtronic	132,591		11,775,407
Quest Diagnostics	13,416		1,293,034
ResMed	13,650		1,426,561
Stryker	30,561		5,773,279
Teleflex	4,505		1,289,241
UnitedHealth Group	94,884		22,114,614
Universal Health Services, Cl. B	8,225		1,043,506
Varian Medical Systems	8,649	[b]	1,177,734
WellCare Health Plans	4,908	[b]	1,267,982
Zimmer Biomet Holdings	19,723		2,429,085
			144,389,873
Household & Personal Products - 1.8%
Church & Dwight	24,086		1,805,246
Clorox	12,499		1,996,465
Colgate-Palmolive	84,452		6,147,261
Coty, CI. A	63,146	[a]	683,240

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Household & Personal Products - 1.8% (continued)
Estee Lauder, Cl. A	21,944		3,770,199
Kimberly-Clark	33,772		4,335,649
Procter & Gamble	247,196		26,321,430
			45,059,490
Insurance - 2.4%
Aflac	75,583		3,807,872
Allstate	33,013		3,270,268
American International Group	86,251		4,102,960
Aon	24,024		4,327,683
Arthur J. Gallagher & Co.	18,115		1,514,776
Assurant	5,167		490,865
Chubb	45,117		6,550,988
Cincinnati Financial	14,261		1,371,623
Everest Re Group	3,833		902,672
Hartford Financial Services Group	34,888		1,824,991
Lincoln National	20,930		1,396,450
Loews	26,353		1,351,645
Marsh & McLennan Cos.	49,882		4,703,374
MetLife	95,131		4,388,393
Principal Financial Group	26,724		1,527,544
Progressive	57,581		4,499,955
Prudential Financial	40,540		4,285,483
Torchmark	10,262		899,567
Travelers	25,993		3,736,494
Unum Group	21,813		805,336
Willis Towers Watson	13,148		2,423,702
			58,182,641
Materials - 2.6%
Air Products & Chemicals	21,642		4,453,707
Albemarle	10,173	[a]	763,585
Avery Dennison	8,751		968,298
Ball	33,144		1,986,651
Celanese	13,148		1,418,538
CF Industries Holdings	23,050		1,032,179
Dow	74,435		4,222,698
DowDuPont	223,307		8,586,154
Eastman Chemical	13,875		1,094,460
Ecolab	24,700		4,546,776
FMC	13,426		1,061,460
Freeport-McMoRan	142,493		1,754,089
International Flavors & Fragrances	9,732	[a]	1,340,972
International Paper	40,638		1,902,265
Linde	54,473		9,819,303

12

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Materials - 2.6% (continued)
LyondellBasell Industries, Cl. A	30,296		2,673,016
Martin Marietta Materials	6,106		1,354,921
Mosaic	33,374		871,395
Newmont Goldcorp	77,475	[a]	2,406,373
Nucor	31,379		1,790,800
Packaging Corporation of America	8,746		867,253
PPG Industries	23,412		2,750,910
Sealed Air	14,816		690,722
Sherwin-Williams	8,005		3,640,914
Vulcan Materials	12,790		1,612,947
WestRock	24,508		940,617
			64,551,003
Media & Entertainment - 8.3%
Activision Blizzard	74,385		3,586,101
Alphabet, Cl. A	29,591	[b]	35,478,425
Alphabet, Cl. C	30,389	[b]	36,116,719
CBS, Cl. B	34,222		1,754,562
Charter Communications, Cl. A	17,191	[b]	6,381,127
Comcast, Cl. A	446,606		19,440,759
Discovery, Cl. A	14,542	[b]	449,348
Discovery, Cl. C	33,083	[b]	951,467
DISH Network, Cl. A	21,364	[b]	750,304
Electronic Arts	29,733	[b]	2,814,228
Facebook, Cl. A	235,705	[b]	45,585,347
Fox, Cl. A	34,787	[b]	1,356,345
Fox, Cl. B	16,082	[b]	619,157
Interpublic Group of Companies	37,466		861,718
Netflix	43,156	[b]	15,991,024
News, Cl. A	40,417		501,979
News, Cl. B	10,464		130,695
Omnicom Group	21,615	[a]	1,729,848
Take-Two Interactive Software	11,310	[b]	1,095,147
TripAdvisor	9,446	[a,b]	502,811
Twitter	70,620	[b]	2,818,444
Viacom, Cl. B	35,140		1,015,897
Walt Disney	173,203		23,723,615
			203,655,067
Pharmaceuticals Biotechnology & Life Sciences - 7.6%
AbbVie	146,138		11,601,896
Agilent Technologies	31,130		2,443,705
Alexion Pharmaceuticals	22,077	[b]	3,005,342
Allergan	31,066		4,566,702
Amgen	61,687		11,061,713

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.6% (continued)
Biogen	19,626	[b]	4,499,064
Bristol-Myers Squibb	160,284		7,441,986
Celgene	69,381	[b]	6,567,605
Eli Lilly & Co.	86,396		10,111,788
Gilead Sciences	126,444		8,223,918
Illumina	14,405	[b]	4,494,360
Incyte	17,625	[b]	1,353,600
IQVIA Holdings	15,912	[b]	2,210,177
Johnson & Johnson	263,478		37,203,094
Merck & Co.	256,043		20,153,145
Mettler-Toledo International	2,509	[b]	1,869,857
Mylan	49,640	[b]	1,339,784
Nektar Therapeutics	16,953	[a,b]	542,835
PerkinElmer	10,791	[a]	1,034,209
Perrigo	12,733	[a]	610,165
Pfizer	551,401		22,392,395
Regeneron Pharmaceuticals	7,734	[b]	2,653,845
Thermo Fisher Scientific	39,793		11,040,568
Vertex Pharmaceuticals	25,197	[b]	4,257,789
Waters	7,119	[b]	1,520,191
Zoetis	47,683		4,856,037
			187,055,770
Real Estate - 2.9%
Alexandria Real Estate Equities	11,040	[c]	1,571,986
American Tower	43,571	[c]	8,509,416
Apartment Investment & Management, Cl. A	15,226	[c]	751,555
AvalonBay Communities	13,803	[c]	2,773,437
Boston Properties	14,853	[c]	2,044,070
CBRE Group, Cl. A	30,098	[b]	1,567,203
Crown Castle International	41,040	[c]	5,162,011
Digital Realty Trust	20,311	[a,c]	2,390,808
Duke Realty	36,878	[c]	1,147,643
Equinix	8,202	[c]	3,729,449
Equity Residential	36,242	[c]	2,769,614
Essex Property Trust	6,527	[c]	1,843,877
Extra Space Storage	11,946	[c]	1,238,681
Federal Realty Investment Trust	7,280	[c]	974,428
HCP	47,131	[c]	1,403,561
Host Hotels & Resorts	73,043	[c]	1,405,347
Iron Mountain	27,759	[c]	901,612
Kimco Realty	39,670	[c]	689,861

14

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Real Estate - 2.9% (continued)
Macerich	11,440	[c]	459,202
Mid-America Apartment Communities	10,814	[c]	1,183,160
Prologis	62,030	[c]	4,755,840
Public Storage	14,809	[c]	3,275,455
Realty Income	29,899	[a,c]	2,093,229
Regency Centers	16,649	[c]	1,118,313
SBA Communications	11,488	[b,c]	2,340,450
Simon Property Group	30,357	[c]	5,273,011
SL Green Realty	8,526	[c]	753,187
UDR	27,090	[c]	1,217,696
Ventas	34,346	[c]	2,098,884
Vornado Realty Trust	16,283	[c]	1,125,807
Welltower	38,007	[c]	2,832,662
Weyerhaeuser	74,007	[c]	1,983,388
			71,384,843
Retailing - 6.7%
Advance Auto Parts	7,007		1,165,404
Amazon.com	40,770	[b]	78,544,220
AutoZone	2,494	[b]	2,564,605
Best Buy	23,472		1,746,552
Booking Holdings	4,465	[b]	8,282,530
CarMax	17,871	[a,b]	1,391,436
Dollar General	25,622		3,230,678
Dollar Tree	23,710	[b]	2,638,449
eBay	85,739		3,322,386
Expedia Group	12,061	[a]	1,566,000
Foot Locker	10,955		626,736
Gap	21,640		564,371
Genuine Parts	14,448		1,481,498
Home Depot	111,677		22,748,605
Kohl's	16,302	[a]	1,159,072
L Brands	21,596		553,721
LKQ	29,932	[b]	900,953
Lowe's	79,084		8,947,564
Macy's	29,315		690,075
Nordstrom	11,784	[a]	483,380
O'Reilly Automotive	7,806	[b]	2,955,117
Ross Stores	36,589		3,573,282
Target	51,197		3,963,672
The TJX Companies	122,254		6,709,300
Tiffany & Co.	10,703	[a]	1,153,997
Tractor Supply	12,486		1,292,301

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Retailing - 6.7% (continued)
Ulta Beauty	5,485	[b]	1,914,155
			164,170,059
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices	84,440	[a,b]	2,333,077
Analog Devices	36,640		4,259,034
Applied Materials	94,295		4,155,581
Broadcom	39,369		12,535,090
Intel	445,317		22,728,980
KLA-Tencor	16,276		2,074,864
Lam Research	15,262		3,165,797
Maxim Integrated Products	27,014		1,620,840
Microchip Technology	23,336	[a]	2,331,033
Micron Technology	110,445	[b]	4,645,317
NVIDIA	59,895		10,840,995
Qorvo	12,609	[b]	953,366
Qualcomm	118,584		10,213,640
Skyworks Solutions	17,998		1,587,064
Texas Instruments	93,068		10,966,202
Xilinx	24,984		3,001,578
			97,412,458
Software & Services - 11.8%
Accenture, Cl. A	63,007		11,509,489
Adobe	48,203	[b]	13,942,718
Akamai Technologies	16,225	[b]	1,298,973
Alliance Data Systems	4,666		747,027
ANSYS	8,215	[b]	1,608,497
Autodesk	21,452	[b]	3,822,961
Automatic Data Processing	42,664		7,013,535
Broadridge Financial Solutions	11,599		1,370,190
Cadence Design Systems	27,121	[b]	1,881,655
Citrix Systems	12,258		1,237,568
Cognizant Technology Solutions, Cl. A	56,391		4,114,287
DXC Technology	27,615		1,815,410
Fidelity National Information Services	32,185		3,731,207
Fiserv	39,306	[a,b]	3,429,055
FleetCor Technologies	8,529	[b]	2,225,643
Fortinet	14,074	[b]	1,314,793
Gartner	8,937	[a,b]	1,420,715
Global Payments	15,315		2,237,062
International Business Machines	88,150		12,364,800
Intuit	25,451		6,389,728
Jack Henry & Associates	7,507		1,118,993
Mastercard, Cl. A	89,102		22,653,292

16

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Software & Services - 11.8% (continued)
Microsoft	759,083		99,136,240
Oracle	252,912		13,993,621
Paychex	31,552		2,660,149
PayPal Holdings	115,478	[b]	13,022,454
Red Hat	17,603	[b]	3,213,076
salesforce.com	75,617	[b]	12,503,271
Symantec	62,454		1,512,011
Synopsys	14,455	[b]	1,750,211
Total System Services	16,304		1,666,921
Verisign	10,532	[b]	2,079,543
Visa, Cl. A	172,811	[a]	28,415,313
Western Union	45,962	[a]	893,501
			288,093,909
Technology Hardware & Equipment - 5.8%
Amphenol, CI. A	29,099		2,897,096
Apple	443,515		89,000,155
Arista Networks	5,050	[b]	1,577,064
Cisco Systems	436,257		24,408,579
Corning	78,531		2,501,212
F5 Networks	5,904	[b]	926,338
FLIR Systems	12,910		683,455
Hewlett Packard Enterprise	140,564		2,222,317
HP	153,807		3,068,450
IPG Photonics	3,732	[a,b]	652,092
Juniper Networks	34,138		948,012
Keysight Technologies	18,199	[b]	1,583,859
Motorola Solutions	16,160		2,341,746
NetApp	25,083		1,827,297
Seagate Technology	26,030	[a]	1,257,770
TE Connectivity	33,858		3,238,518
Western Digital	28,924	[a]	1,478,595
Xerox	20,013		667,634
			141,280,189
Telecommunication Services - 1.9%
AT&T	720,053		22,292,841
CenturyLink	95,389	[a]	1,089,342
Verizon Communications	408,479		23,360,914
			46,743,097
Transportation - 2.1%
Alaska Air Group	11,477	[a]	710,426
American Airlines Group	39,422		1,347,444
CH Robinson Worldwide	13,841		1,121,121
CSX	76,971		6,129,201

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Transportation - 2.1% (continued)
Delta Air Lines	62,290		3,630,884
Expeditors International of Washington	16,752		1,330,444
FedEx	23,687		4,487,739
J.B. Hunt Transport Services	8,788		830,290
Kansas City Southern	10,249		1,262,062
Norfolk Southern	26,869		5,481,813
Southwest Airlines	49,418		2,679,938
Union Pacific	71,586		12,673,585
United Continental Holdings	22,122	[b]	1,965,761
United Parcel Service, Cl. B	68,250		7,249,515
			50,900,223
Utilities - 3.2%
AES	64,671		1,107,168
Alliant Energy	23,191		1,095,311
Ameren	24,313		1,769,257
American Electric Power	48,698		4,166,114
American Water Works	17,869		1,933,247
Atmos Energy	11,434		1,170,156
CenterPoint Energy	48,595		1,506,445
CMS Energy	26,977		1,498,572
Consolidated Edison	31,650		2,726,964
Dominion Energy	78,624		6,122,451
DTE Energy	17,906		2,250,963
Duke Energy	71,750		6,537,860
Edison International	31,986		2,039,747
Entergy	18,659		1,808,057
Evergy	25,339		1,465,101
Eversource Energy	31,096		2,228,339
Exelon	95,258		4,853,395
FirstEnergy	49,617		2,085,403
NextEra Energy	47,261		9,189,429
NiSource	34,686		963,577
NRG Energy	28,739		1,183,185
Pinnacle West Capital	11,044		1,052,162
PPL	71,068		2,218,032
Public Service Enterprise Group	49,099		2,928,755
Sempra Energy	26,932		3,445,949
Southern	102,104		5,433,975
WEC Energy Group	30,478		2,390,390
Xcel Energy	50,373		2,846,074
			78,016,078
Total Common Stocks (cost $664,451,368)			2,429,081,718

18

Description		Principal Amount ($)		Value ($)
Short-Term Investments - .1%
U.S. Treasury Bills - .1%
2.40%, 6/6/19 (cost $1,237,071)		1,240,000	[d,e]	1,237,046
	1-Day Yield (%)	Shares
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,806,995)	2.45	2,806,995	[f]	2,806,995

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $447,578)	2.45	447,578	[f]	447,578
Total Investments (cost $668,943,012)		99.3%		2,433,573,337
Cash and Receivables (Net)		.7%		18,317,444
Net Assets		100.0%		2,451,890,781

a Security, or portion thereof, on loan. At April 30, 2019, the value of the fund’s securities on loan was $82,873,699 and the value of the collateral held by the fund was $84,511,769, consisting of cash collateral of $447,578 and U.S. Government & Agency securities valued at $84,064,191.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	21.5
Health Care	13.5
Financials	13.2
Consumer Discretionary	10.2
Communication Services	10.2
Industrials	9.4
Consumer Staples	7.2
Energy	5.2
Utilities	3.2
Real Estate	2.9
Materials	2.6
Investment Companies	.1
Government	.1
99.3

† Based on net assets.

See notes to financial statements.

19

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 10/31/18 ($)	Purchases ($)	Sales ($)	Value 4/30/19 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies:
Dreyfus Institutional Preferred Government Plus Money Market Fund	12,832,140	210,217,265	220,242,410	2,806,995.1		202,839
Investment of Cash Collateral for Securities Loaned:†
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	2,004,282	2,663,559	4,667,841	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	19,648,439	19,200,861	447,578.0		-
Total	14,836,422	232,529,263	244,111,112	3,254,573.1		202,839

† Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements.

20

STATEMENT OF FUTURES

April 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	177	6/19	25,990,742	26,094,225	103,483
Gross Unrealized Appreciation				103,483

See notes to financial statements.

21

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $82,873,699)—Note 1(b):
Unaffiliated issuers	665,688,439	2,430,318,764
Affiliated issuers	3,254,573	3,254,573
Cash		108
Receivable for investment securities sold		20,018,624
Dividends, interest and securities lending income receivable		2,145,613
Receivable for shares of Common Stock subscribed		1,806,912
Receivable for futures variation margin—Note 4		49,560
		2,457,594,154
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		912,881
Payable for shares of Common Stock redeemed		4,103,921
Liability for securities on loan—Note 1(b)		447,578
Payable for investment securities purchased		193,020
Directors fees and expenses payable		45,973
		5,703,373
Net Assets ($)		2,451,890,781
Composition of Net Assets ($):
Paid-in capital		576,097,034
Total distributable earnings (loss)		1,875,793,747
Net Assets ($)		2,451,890,781
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		47,243,963
Net Asset Value Per Share ($)		51.90

See notes to financial statements.

22

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $2,096 foreign taxes withheld at source):
Unaffiliated issuers	24,647,811
Affiliated issuers	202,839
Income from securities lending—Note 1(b)	67,432
Interest	15,048
Total Income	24,933,130
Expenses:
Management fee—Note 3(a)	2,910,178
Shareholder servicing costs—Note 3(b)	2,910,178
Directors’ fees—Note 3(a,c)	100,727
Loan commitment fees—Note 2	45,251
Interest expense—Note 2	5,751
Total Expenses	5,972,085
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(100,727)
Net Expenses	5,871,358
Investment Income—Net	19,061,772
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	128,324,375
Net realized gain (loss) on futures	(70,654)
Net Realized Gain (Loss)	128,253,721
Net unrealized appreciation (depreciation) on investments	64,069,268
Net unrealized appreciation (depreciation) on futures	365,469
Net Unrealized Appreciation (Depreciation)	64,434,737
Net Realized and Unrealized Gain (Loss) on Investments	192,688,458
Net Increase in Net Assets Resulting from Operations	211,750,230

See notes to financial statements.

23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations ($):
Investment income—net	19,061,772	36,495,388
Net realized gain (loss) on investments	128,253,721	283,799,413
Net unrealized appreciation (depreciation) on investments	64,434,737	(137,428,489)
Net Increase (Decrease) in Net Assets Resulting from Operations	211,750,230	182,866,312
Distributions ($):
Distributions to shareholders	(312,814,481)	(229,394,166)
Capital Stock Transactions ($):
Net proceeds from shares sold	205,666,723	349,636,970
Distributions reinvested	305,420,036	224,832,393
Cost of shares redeemed	(386,143,312)	(761,211,609)
Increase (Decrease) in Net Assets from Capital Stock Transactions	124,943,447	(186,742,246)
Total Increase (Decrease) in Net Assets	23,879,196	(233,270,100)
Net Assets ($):
Beginning of Period	2,428,011,585	2,661,281,685
End of Period	2,451,890,781	2,428,011,585
Capital Share Transactions (Shares):
Shares sold	4,108,265	6,220,785
Shares issued for distributions reinvested	7,057,265	4,146,551
Shares redeemed	(7,719,658)	(13,537,891)
Net Increase (Decrease) in Shares Outstanding	3,445,872	(3,170,555)

See notes to financial statements.

24

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2019		Year Ended October 31,
	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	55.44	56.66	51.04	52.88	54.00	47.94
Investment Operations:
Investment income—net[a]	.41	.78	.80	.84	.83	.77
Net realized and unrealized gain (loss) on investments	3.37	2.97	10.12	1.11	1.68	7.05
Total from Investment Operations	3.78	3.75	10.92	1.95	2.51	7.82
Distributions:
Dividends from investment income—net	(.84)	(.86)	(.91)	(.87)	(.83)	(.74)
Dividends from net realized gain on investments	(6.48)	(4.11)	(4.39)	(2.92)	(2.80)	(1.02)
Total Distributions	(7.32)	(4.97)	(5.30)	(3.79)	(3.63)	(1.76)
Net asset value, end of period	51.90	55.44	56.66	51.04	52.88	54.00
Total Return (%)	9.48[b]	6.83	23.03	3.95	4.70	16.71
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[c]	.51	.51	.51	.51	.51
Ratio of net expenses to average net assets	.50[c]	.50	.50	.50	.50	.50
Ratio of net investment income to average net assets	1.64[c]	1.39	1.52	1.68	1.59	1.54
Portfolio Turnover Rate	1.38[b]	3.06	2.88	4.25	3.72	3.56
Net Assets, end of period ($ x 1,000)	2,451,891	2,428,012	2,661,282	2,478,725	2,771,235	2,894,071

a Based on average shares outstanding.

b Not annualized.

a Annualized.

See notes to financial statements.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon S&P 500 Index Fund (the “fund”) is a separate non-diversified series of BNY Mellon Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the S&P 500® Composite Stock Price Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

Effective June 3, 2019, the fund changed its name from Dreyfus S&P 500 Index Fund to BNY Mellon S&P 500 Index Fund and the Company changed its name from Dreyfus Index Funds, Inc. to BNY Mellon Index Funds, Inc. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these

26

arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2019 in valuing the fund’s investments:

28

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	2,429,081,718	-	-	2,429,081,718
Investment Companies	3,254,573	-	-	3,254,573
U.S. Treasury	-	1,237,046	-	1,237,046
Other Financial Instruments:
Futures††	103,483	-	-	103,483

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives are reported in the Statement of Assets and Liabilities.

At April 30, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2019, The Bank of New York Mellon earned $15,547 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2018 was as follows: ordinary income $42,582,612 and long-term capital gains $186,811,554. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure

30

requirements for fair value measurements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2019 was approximately $358,600 with a related weighted average annualized interest rate of 3.23%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, the Adviser pays all of the expenses of the fund except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of interested Directors (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2019, fees reimbursed by the Adviser amounted to $100,727.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts such as recordkeeping and sub-accounting services. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2019, the fund was charged $2,910,178 pursuant to the Shareholder Services Plan.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $500,696 and Shareholder Services Plan fees $500,696, which are offset against an expense reimbursement currently in effect in the amount of $88,511.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended April 30, 2019, amounted to $32,497,435 and $214,416,573, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the

32

exchange guarantees the futures against default. Futures open at April 30, 2019 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2019:

Average Market Value ($)
Equity futures	20,229,026

At April 30, 2019, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $1,764,733,808, consisting of $1,788,213,493 gross unrealized appreciation and $23,479,685 gross unrealized depreciation.

At April 30, 2019, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”).

The State Law Cases: In 2008, approximately one year after the Tribune LBO concluded, Tribune filed for bankruptcy protection under Chapter 11 of the Bankruptcy Code (the “Code”). Beginning in June 2011, Tribune creditors filed complaints in various courts, alleging that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares (collectively, “the state law cases”). The state law cases were consolidated for pre-trial proceedings in the United States District Court for the Southern District of New York, under the caption In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)). On September 23, 2013, the Court dismissed 50 cases, including at least one case in which the fund was a defendant. On September 30, 2013, plaintiffs appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit. On March 29, 2016, the Second Circuit affirmed the dismissal on the ground that the plaintiffs’ claims were preempted by section 546(e) of the Code, which exempts qualified transfers that were made “by or to (or for the benefit of) . . . a financial institution.” The fund is a registered investment company, which the Code defines as a “financial institution.”

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

On September 9, 2016, Plaintiffs filed a petition for certiorari to the U.S. Supreme Court. During the pendency of the plaintiffs’ cert. petition, the Supreme Court ruled in another case, Merit Management Group, LP v. FTI Consulting, Inc. (“Merit Management”), that Section 546(e) does not exempt qualified transfers from avoidance that merely passed through “financial institutions,” though it does exempt “financial institutions” themselves, like the fund.

On May 15, 2018, in response to the Merit Management decision, the Second Circuit issued an Order in the State Law Cases that “the mandate in this case is recalled in anticipation of further panel review.”

As of February 6, 2019, there has been no subsequent activity in the state law cases.

The FitzSimons Litigation: On November 1, 2010, a case now styled, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS) was filed (“the FitzSimons Litigation”). Among other things, the complaint sought recovery of alleged “fraudulent conveyances” from more than 5,000 Tribune shareholders (“Shareholder Defendants”), including the fund, that participated in the Tribune LBO. On May 23, 2014, the defendants filed a motion to dismiss, which the Court granted on January 9, 2017. The plaintiff then sought leave to file an interlocutory appeal. On February 23, 2017, the Court entered an order stating that it would permit the plaintiff to file an interlocutory appeal after the Court decided other pending motions.

Effective November 1, 2018, Judge Denise Cote was assigned to the case when Judge Richard Sullivan was elevated to the Second Circuit.

On November 30, 2018, the Court issued an Opinion and Order resolving the remaining motions by dismissing most, but not all, of the claims asserted against the individual defendants.

In January 2019, various state law claims asserted against certain individual defendants were dismissed.

Between February and early April 2019, plaintiffs and certain defendants attempted to resolve the dispute through mediation, but ultimately decided to await the Second Circuit’s review of its May 29, 2016 decision before attempting to negotiate a settlement.

On April 4, 2019, plaintiff filed a motion to amend the FitzSimons complaint to add a claim for constructive fraudulent transfer from defendants subject to clawback under the Bankruptcy Code. On April 10, 2019, the affected defendants opposed the motion.

34

On April 23, 2019, Judge Cote denied plaintiff’s motion to amend the complaint to add a new constructive fraudulent transfer claim because such amendment would be futile and would result in substantial prejudice to the shareholder defendants given that the only claim against the shareholder defendants in FitzSimons has been dismissed for over two years, subject to appeal. Judge Cote considered the amendment futile on the ground that constructive fraudulent transfer claims are barred by the safe harbor provision of Section 546(e), which defines “financial institution” to include, in certain circumstances, the customers of traditional financial institutions, including Tribune.

At this stage in the proceedings, management does not believe that a loss is probable and, in any event, is unable to reasonably estimate the possible loss that may result.

35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 12-13, 2019, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to

36

select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods (although ranking in the third quartile, i.e., not the lowest quartile, of the Performance Universe for all periods). The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the

37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board expressed concern about the fund’s relative performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as

38

applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

39

NOTES

40

NOTES

41

For More Information

BNY Mellon S&P 500 Index Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbol:	PEOPX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0078SA0419

BNY Mellon Smallcap Stock Index Fund

SEMIANNUAL REPORT April 30, 2019

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bnymellonim.com/us and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Smallcap Stock Index Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Smallcap Stock Index Fund (formerly Dreyfus Smallcap Stock Index Fund) covering the six-month period from November 1, 2018 through April 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. and many other developed economies continued their pattern of moderate growth during the six months. Equity markets experienced a sharp sell-off in the fourth quarter of 2018, triggered in part by interest-rate increases, trade tensions and slowing global growth. The sell-off partially reduced prior gains on U.S. indices, while losses deepened in international developed and emerging markets. Global equities continued their general decline through the end of 2018. However, comments made in January by the U.S. Federal Reserve (the “Fed”) that it might slow the pace of interest-rate increases in 2019 helped stimulate a rebound across equity markets. In a similar stance, other central banks pledged to continue policies that support economic growth, helping to further ease investor concerns. Talk of a potential trade agreement between the U.S. and China also helped to buoy equity markets, which continued their upward trajectory through the end of the period.

Equity volatility and global growth concerns triggered a flight to quality in many areas of the bond market, raising Treasury prices and flattening the yield curve. Corporate bonds, however, were hindered somewhat by concerns about economic growth, resulting in widening spreads and lower prices through November. After encouraging comments by the Fed in January, bond markets rebounded, and most U.S. indices continued to post positive returns through the end of April.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 3, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2018 through April 30, 2019, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2019, BNY Mellon Smallcap Stock Index Fund’s (formerly Dreyfus Smallcap Stock Index Fund) Class I shares produced a total return of 3.40%, and its Investor shares returned 3.29%.1 In comparison, the S&P SmallCap 600® Index (the “Index”), the fund’s benchmark, produced a 3.47% total return for the same period.2,3

Small-cap stocks recovered from fourth-quarter 2018 volatility to advance during the reporting period, bolstered by strong economic fundamentals and supportive central bank policy. The difference in returns between the fund and the Index during the reporting period was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index. To pursue its goal, the fund generally is fully invested in all of the stocks that comprise the Index and in futures whose performance is tied to the Index. The fund generally invests in all 600 stocks in the Index in proportion to their weighting in the Index; however, at times, the fund may invest in a representative sample of stocks included in the Index and in futures whose performance is tied to the Index. Under these circumstances, the fund expects to invest in approximately 500 or more of the stocks in the Index.

The Index is an unmanaged index composed of 600 domestic stocks. S&P weights each company’s stock in the Index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). Companies included in the Index generally have market capitalizations ranging between approximately $450 million and $2.1 billion, to the extent consistent with market conditions.

A Tale of Two Markets

Markets delivered two drastically different periods of behavior over the six-month reporting period, but gained ground over the period as a whole. Through the fourth quarter of 2018, many equity markets felt pressure from slowing global growth, escalating trade issues between the U.S. and China, Brexit difficulties, and additional geopolitical issues elsewhere in Europe and the emerging markets. Renewed articulation of hawkish narratives by U.S. Federal Reserve (“Fed”) officials alarmed investors and stoked volatility. In December, equities reached new lows for the year, as economic and political news continued to unnerve investors. Investors also feared the European Central Bank (ECB) would proceed with its plan to conclude stimulus measures in January, despite moderating growth rates.

January marked a turnaround in markets. Talk of a potential trade deal between the U.S. and China helped fuel investor optimism, as equity prices recovered. The ECB announced it would provide additional stimulus to support the Eurozone economy. China also announced plans to stoke its slowing economic growth rate. At its first meeting of the year, the Fed

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

emphasized its focus on data as a primary driver for rate-hike decisions, and its ability to suspend additional rate increases when the data is not supportive. These sentiments reassured investors of central bankers’ commitments to support flagging growth. The rebound continued throug the month of January, and equity markets maintained an upward trajectory through the remainder of the reporting period.

In this environment, small-cap stocks trailed their large-cap and mid-cap counterparts.

Technology Stocks Lead the Market

For the reporting period, technology stocks posted the highest overall returns of the Index’s various market segments. High-growth companies were the best performers, particularly within the electronic equipment and components, and semiconductors and semiconductor equipment industries. Many small-capitalization companies involved in these industries make parts for automobile electronic systems or biometric identification systems, like eye scanning. Adoption of these technologies has increased, boosting revenues for the companies that manufacture the components. Chip manufacturers, companies involved with digitization and cloud adoption, and cybersecurity companies also performed well during the period. The industrials sector was also among the top performers. Building-product companies’ sales were supported by strong demand from stores like Lowe’s and Home Depot as well as contractors. As consumers spend money upgrading their homes, home-component manufacturers like cabinet makers benefit. In addition to making home improvements, consumers are borrowing money, supporting many financial stocks, particularly those involved in lending. The loan market has become more active in 2019. Banks and thrifts that focus on small-business services and refinancing saw a pickup in demand for their products, boosting revenues for these organizations.

Conversely, the health care sector faced headwinds during the period from the biotechnology and pharmaceuticals industries. In the small-capitalization space, these companies are usually focusing on a very narrow product line. It is important to the viability of the businesses that they develop effective new drugs and get them approved. There have been fewer blockbuster drugs developed in recent quarters. The government is providing pricing pressure, which may reduce the companies’ ability to spend on research and development. There is also uncertainty surrounding the future regulatory environment, given current litigation due to the opioid epidemic and political uncertainty within the U.S. The energy sector also trailed the broader market during the reporting period. Oil prices were volatile during the period, hurting companies involved with shale oil. Organizations that make equipment for drilling, as well as the drilling companies themselves, were negatively affected. Large increases in production, coupled with a new drilling technique that did not perform as expected, caused a difficult environment. Investors are also concerned over future regulatory actions that may be passed by large importers, such as China and India, which would restrict the use of fossil fuels. Deepwater drillers are also underperforming due to high costs, which often cause them to suffer when oil prices are stagnant or falling.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that while the U.S. economic picture continues to be supported by a strong labor market and sound corporate balance sheets, trade frictions and other

4

geopolitical issues may have the potential to impact the markets. As always, we continue to monitor factors that affect the fund’s investments.

June 3, 2019

¹ Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

² Source: Lipper Inc. — The S&P SmallCap 600® Index measures the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” and “S&P SmallCap 600®” are registered trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use on behalf of the fund. The fund is not sponsored, endorsed, managed, advised, sold, or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories. They also tend to be less liquid than larger company stocks.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Smallcap Stock Index Fund from November 1, 2018 to April 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2019
	Investor Shares	Class I
Expenses paid per $1,000†	$2.52	$1.26
Ending value (after expenses)	$1,032.90	$1,034.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2019
	Investor Shares	Class I
Expenses paid per $1,000†	$2.51	$1.25
Ending value (after expenses)	$1,022.32	$1,023.55

† Expenses are equal to the fund’s annualized expense ratio of .50% for Investor Shares and .25% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.6%
Automobiles & Components - 2.2%
American Axle & Manufacturing Holdings	326,153	[a,b]	4,810,757
Cooper Tire & Rubber Co.	142,616	[a]	4,258,514
Cooper-Standard Holding	48,087	[b]	2,436,568
Dorman Products	83,571	[a,b]	7,326,670
Fox Factory Holding	109,175	[a,b]	8,471,980
Garrett Motion	217,239	[b]	4,084,093
Gentherm	97,088	[a,b]	4,112,648
LCI Industries	72,403	[a]	6,360,604
Motorcar Parts of America	53,393	[a,b]	1,103,099
Standard Motor Products	58,412		2,918,848
Superior Industries International	69,176	[a]	342,421
Winnebago Industries	84,972	[a]	3,005,460
			49,231,662
Banks - 10.6%
Ameris Bancorp	114,363	[a]	4,169,675
Axos Financial	157,327	[b]	5,147,739
Banc of California	117,691		1,707,696
Banner	89,512		4,745,926
Berkshire Hills Bancorp	117,957	[a]	3,537,530
Boston Private Financial Holdings	241,174		2,761,442
Brookline Bancorp	227,691		3,426,750
Central Pacific Financial	84,710		2,542,147
City Holding	48,193	[a]	3,825,560
Columbia Banking System	212,218	[a]	7,966,664
Community Bank System	148,394	[a]	9,862,265
Customers Bancorp	79,712	[b]	1,805,477
CVB Financial	294,339		6,387,156
Dime Community Bancshares	88,494		1,783,154
Eagle Bancorp	90,110	[a,b]	4,979,479
Fidelity Southern	64,574		1,879,749
First BanCorp	628,989		7,107,576
First Commonwealth Financial	287,016		3,906,288
First Financial Bancorp	281,748		7,071,875
First Midwest Bancorp	307,987		6,612,481
Flagstar Bancorp	81,904		2,928,068
Franklin Financial Network	34,956	[a]	966,533
Glacier Bancorp	242,986	[a]	10,348,774
Great Western Bancorp	166,637		5,860,623
Hanmi Financial	92,392		2,191,538
Heritage Financial	96,025	[a]	2,906,677

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Banks - 10.6% (continued)
HomeStreet	79,025	[b]	2,223,764
Hope Bancorp	351,418	[a]	4,940,937
Independent Bank	99,026		7,944,856
LegacyTexas Financial Group	131,216		5,259,137
Meta Financial Group	78,922		2,033,031
National Bank Holdings, Cl. A	74,317		2,841,882
NBT Bancorp	128,242	[a]	4,875,761
NMI Holdings, Cl. A	190,015	[b]	5,335,621
Northfield Bancorp	132,299	[a]	1,984,485
Northwest Bancshares	296,789	[a]	5,173,032
OFG Bancorp	126,298		2,548,694
Old National Bancorp	433,029	[a]	7,396,135
Opus Bank	63,988		1,399,418
Oritani Financial	111,074	[a]	1,927,134
Pacific Premier Bancorp	130,865		3,804,246
Preferred Bank	41,557	[a]	2,044,189
Provident Financial Services	177,059		4,695,605
S&T Bancorp	100,392	[a]	4,023,711
Seacoast Banking Corporation of Florida	149,326	[a,b]	4,234,885
ServisFirst Bancshares	133,698	[a]	4,537,710
Simmons First National, Cl. A	267,908	[a]	6,802,184
Southside Bancshares	91,611	[a]	3,218,294
Tompkins Financial	35,791	[a]	2,887,260
Triumph Bancorp	69,333	[b]	2,150,016
TrustCo Bank	288,030		2,304,240
United Community Banks	229,173		6,435,178
Veritex Holdings	130,628		3,462,948
Walker & Dunlop	81,055		4,453,972
Westamerica Bancorporation	77,029	[a]	4,946,802
			232,313,969
Capital Goods - 11.9%
AAON	116,487	[a]	5,848,812
AAR	94,480		3,190,590
Actuant, Cl. A	177,672	[b]	4,544,850
Aegion	92,766	[b]	1,846,971
Aerojet Rocketdyne Holdings	207,099	[a,b]	7,012,372
AeroVironment	61,714	[b]	4,231,112
Alamo Group	28,071		2,909,278
Albany International, Cl. A	83,301		6,161,775
American Woodmark	44,009	[b]	3,957,729
Apogee Enterprises	78,657	[a]	3,169,877
Applied Industrial Technologies	111,335		6,673,420
Arcosa	138,982		4,326,510

8

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Capital Goods - 11.9% (continued)
Astec Industries	65,929		2,222,467
Axon Enterprise	170,611	[b]	10,833,798
AZZ	75,482		3,584,640
Barnes Group	135,733		7,549,469
Briggs & Stratton	123,091	[a]	1,501,710
Chart Industries	91,793	[b]	8,102,568
CIRCOR International	56,835	[a,b]	1,916,476
Comfort Systems USA	106,637		5,769,062
Cubic	83,276		4,728,411
DXP Enterprises	45,684	[b]	1,959,387
Encore Wire	60,456		3,584,436
EnPro Industries	60,159	[a]	4,471,017
ESCO Technologies	74,334		5,575,050
Federal Signal	171,546		4,935,378
Franklin Electric	111,405		5,443,248
Gibraltar Industries	92,914	[b]	3,685,898
Griffon	96,417		1,891,702
Harsco	227,091	[b]	5,141,340
Hillenbrand	179,282		7,712,712
Insteel Industries	54,340		1,137,880
John Bean Technologies	90,926	[a]	9,982,766
Kaman	80,174		4,963,572
Lindsay	31,491	[a]	2,676,735
Lydall	49,528	[b]	1,218,884
Mercury Systems	139,264	[a,b]	10,169,057
Moog, Cl. A	93,496		8,754,965
Mueller Industries	163,171		4,759,698
MYR Group	49,143	[b]	1,776,519
National Presto Industries	14,602	[a]	1,555,113
Orion Group Holdings	84,089	[b]	217,791
Patrick Industries	64,752	[a,b]	3,229,182
PGT Innovations	164,832	[b]	2,416,437
Powell Industries	25,973		759,710
Proto Labs	77,875	[b]	8,549,896
Quanex Building Products	99,887		1,670,111
Raven Industries	102,348		3,982,361
Simpson Manufacturing	116,307	[a]	7,406,430
SPX	125,833	[b]	4,592,904
SPX FLOW	123,778	[b]	4,448,581
Standex International	36,973		2,442,806
Tennant	52,445		3,481,299
The Greenbrier Companies	93,827	[a]	3,333,673
Titan International	148,187		1,026,936

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Capital Goods - 11.9% (continued)
Triumph Group	142,105	[a]	3,372,152
Universal Forest Products	177,505		6,558,810
Veritiv	37,403	[b]	1,043,170
Vicor	46,623	[a,b]	1,748,829
Wabash National	155,132		2,339,391
Watts Water Technologies, Cl. A	79,754		6,826,145
			260,923,868
Commercial & Professional Services - 4.7%
ABM Industries	189,215	[a]	7,184,494
Brady, Cl. A	140,597		6,859,728
Exponent	149,538		8,466,842
Forrester Research	30,100		1,530,886
FTI Consulting	108,974	[b]	9,260,611
Heidrick & Struggles International	55,107		1,971,728
Interface	169,867		2,724,667
Kelly Services, Cl. A	90,774		2,020,629
Korn Ferry	162,977		7,663,179
LSC Communications	94,070		657,549
Matthews International, Cl. A	93,870	[a]	3,760,432
Mobile Mini	128,111		4,614,558
Multi-Color	40,361		2,014,014
Navigant Consulting	119,969		2,738,892
Pitney Bowes	543,149	[a]	3,861,789
R.R. Donnelley & Sons Co.	207,899	[a]	960,493
Resources Connection	88,075		1,414,485
Team	84,743	[b]	1,432,157
Tetra Tech	159,323		10,311,385
TrueBlue	116,807	[b]	2,822,057
UniFirst	44,328		7,009,587
US Ecology	62,691		3,824,778
Viad	58,886		3,610,301
WageWorks	113,759	[b]	5,550,302
			102,265,543
Consumer Durables & Apparel - 4.3%
Callaway Golf	254,506		4,469,125
Cavco Industries	24,434	[b]	3,048,630
Century Communities	78,537	[a,b]	1,997,196
Crocs	193,831	[b]	5,398,193
Ethan Allen Interiors	70,539	[a]	1,558,912
Fossil Group	129,143	[b]	1,687,899
G-III Apparel Group	120,165	[b]	5,185,120
Installed Building Products	60,541	[a,b]	2,907,784
iRobot	79,705	[a,b]	8,252,656

10

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Consumer Durables & Apparel - 4.3% (continued)
La-Z-Boy	134,221		4,402,449
LGI Homes	53,920	[b]	3,737,195
M.D.C. Holdings	139,207		4,254,166
M/I Homes	80,172	[b]	2,258,445
Meritage Homes	103,547	[a,b]	5,296,429
Movado Group	49,448	[a]	1,762,821
Nautilus	91,719	[b]	490,697
Oxford Industries	48,502	[a]	4,028,576
Steven Madden	225,100		8,182,385
Sturm Ruger & Co.	50,680		2,837,573
TopBuild	100,312	[b]	7,145,224
Unifi	40,293	[b]	813,919
Universal Electronics	39,697	[a,b]	1,510,471
Vera Bradley	57,848	[a,b]	710,373
Vista Outdoor	160,648	[a,b]	1,386,392
William Lyon Homes, Cl. A	89,699	[b]	1,512,325
Wolverine World Wide	264,169		9,724,061
			94,559,016
Consumer Services - 2.2%
American Public Education	46,171	[b]	1,477,472
BJ's Restaurants	59,905	[a]	2,989,859
Career Education	201,441	[b]	3,656,154
Chuy's Holdings	46,923	[b]	933,298
Dave & Buster's Entertainment	105,613	[a]	6,003,043
DineEquity	50,794	[a]	4,503,396
El Pollo Loco Holdings	65,538	[a,b]	837,576
Fiesta Restaurant Group	66,507	[a,b]	841,979
Monarch Casino & Resort	35,035	[b]	1,495,644
Red Robin Gourmet Burgers	38,702	[b]	1,239,625
Regis	89,182	[b]	1,669,487
Ruth's Hospitality Group	82,493		2,143,168
Shake Shack, Cl. A	74,974	[b]	4,595,906
Strategic Education	62,464		8,954,214
Wingstop	84,062		6,327,347
			47,668,168
Diversified Financials - 3.6%
Apollo Commercial Real Estate Finance	322,776	[a,c]	6,048,822
ARMOUR Residential	167,256	[a,c]	3,191,244
Blucora	139,196	[b]	4,871,860
Capstead Mortgage	241,791	[c]	2,076,985
Donnelley Financial Solutions	100,836	[a,b]	1,543,799
Encore Capital Group	72,869	[a,b]	2,059,278
Enova International	93,395	[b]	2,561,825

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Diversified Financials - 3.6% (continued)
EZCORP, Cl. A	148,870	[a,b]	1,618,217
FirstCash	126,261		12,333,174
Granite Point Mortgage Trust	149,559	[c]	2,876,020
Greenhill & Co.	48,134	[a]	996,855
INTL. FCStone	45,595	[b]	1,849,333
Invesco Mortgage Capital	365,682	[c]	5,967,930
New York Mortgage Trust	530,296	[a,c]	3,340,865
PennyMac Mortgage Investment Trust	197,652	[c]	4,150,692
Piper Jaffray	41,166		3,317,980
PRA Group	131,885	[a,b]	3,708,606
Redwood Trust	276,376	[c]	4,521,511
Virtus Investment Partners	19,525	[a]	2,393,960
Waddell & Reed Financial, Cl. A	220,261	[a]	4,125,489
WisdomTree Investments	339,382		2,443,550
World Acceptance	19,075	[a,b]	2,479,559
			78,477,554
Energy - 4.4%
Archrock	376,407		3,805,475
Bonanza Creek Energy	53,317	[a,b]	1,283,340
C&J Energy Services	175,725	[b]	2,468,936
Carrizo Oil & Gas	249,632	[a,b]	3,200,282
Consol Energy	80,272	[b]	2,721,221
Denbury Resources	1,336,290	[a,b]	2,979,927
Diamond Offshore Drilling	189,982	[a,b]	1,844,725
DMC Global	40,744		2,823,559
Dril-Quip	104,151	[b]	4,536,818
Era Group	60,292	[a,b]	581,215
Exterran	88,375	[b]	1,256,693
Geospace Technologies	42,941	[b]	577,556
Green Plains	113,550		1,972,364
Gulf Island Fabrication	35,776	[b]	307,674
Gulfport Energy	429,152	[a,b]	2,810,946
Helix Energy Solutions Group	397,130	[a,b]	3,105,557
HighPoint Resources	324,145	[a,b]	888,157
KLX Energy Services Holdings	66,010	[b]	1,851,581
Laredo Petroleum	445,042	[a,b]	1,344,027
Matrix Service	77,534	[b]	1,520,442
Nabors Industries	952,145	[a]	3,332,507
Newpark Resources	267,207	[a,b]	1,950,611
Noble	722,563	[a,b]	1,900,341
Oil States International	173,799	[a,b]	3,357,797
Par Pacific Holdings	86,832	[b]	1,696,697
PDC Energy	190,657	[a,b]	8,291,673

12

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Energy - 4.4% (continued)
Penn Virginia	38,248	[b]	1,717,335
Pioneer Energy Services	232,246	[b]	404,108
ProPetro Holding	212,333	[b]	4,698,929
Renewable Energy Group	107,554	[b]	2,594,202
REX American Resources	16,303	[b]	1,377,767
Ring Energy	171,352	[a,b]	887,603
SEACOR Holdings	49,382	[a,b]	2,199,474
SRC Energy	695,778	[a,b]	4,279,035
Superior Energy Services	443,432	[b]	1,591,921
TETRA Technologies	374,667	[b]	891,707
U.S. Silica Holdings	209,562	[a]	3,315,271
Unit	154,378	[a,b]	2,093,366
Whiting Petroleum	263,622	[a,b]	7,220,607
			95,681,446
Food & Staples Retailing - .4%
Andersons	76,034		2,486,312
Chefs' Warehouse	65,228	[b]	2,131,651
SpartanNash	107,508		1,738,404
United Natural Foods	146,216	[a,b]	1,889,111
			8,245,478
Food, Beverage & Tobacco - 2.0%
B&G Foods	191,799	[a]	4,986,774
Calavo Growers	44,736	[a]	4,286,156
Cal-Maine Foods	88,054	[a]	3,619,900
Coca-Cola Consolidated	13,418		4,361,253
Darling Ingredients	474,048	[b]	10,338,987
Dean Foods	249,750	[a]	424,575
J&J Snack Foods	43,149	[a]	6,782,160
John B. Sanfilippo & Son	25,063	[a,b]	1,807,293
MGP Ingredients	36,528	[a]	3,209,715
Seneca Foods, Cl. A	20,149	[b]	498,688
Universal	71,514		3,851,744
			44,167,245
Health Care Equipment & Services - 6.5%
Addus Homecare	28,449	[b]	1,931,687
AMN Healthcare Services	134,648	[b]	7,009,775
AngioDynamics	108,279	[b]	2,224,051
BioTelemetry	95,701	[a,b]	5,206,134
Cardiovascular Systems	99,363	[b]	3,531,361
Community Health Systems	342,247	[b]	1,177,330
Computer Programs & Systems	34,732		1,055,505
Conmed	75,106		6,010,733
CorVel	27,280	[b]	1,958,704

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Health Care Equipment & Services - 6.5% (continued)
Cross Country Healthcare	108,760	[b]	766,758
CryoLife	98,550	[b]	3,021,543
Cutera	41,394	[b]	734,330
Diplomat Pharmacy	168,969	[b]	942,847
Ensign Group	141,341		7,281,888
HealthStream	74,280	[b]	1,944,650
Heska	20,241	[b]	1,571,916
HMS Holdings	244,589	[b]	7,442,843
Integer Holdings	85,669	[b]	5,918,871
Invacare	89,721		663,935
Lantheus Holdings	112,347	[b]	2,714,304
LeMaitre Vascular	46,628		1,346,617
LHC Group	83,961	[b]	9,328,907
Magellan Health	70,175	[b]	4,912,250
Meridian Bioscience	123,617		1,422,832
Merit Medical Systems	157,788	[a,b]	8,864,530
Natus Medical	96,260	[b]	2,575,918
Neogen	149,638	[b]	9,077,041
NextGen Healthcare	139,597	[b]	2,623,028
Omnicell	116,882	[b]	9,392,638
OraSure Technologies	176,678	[b]	1,671,374
Orthofix Medical	54,775	[b]	3,001,122
Owens & Minor	188,239	[a]	641,895
Providence Service	31,735	[b]	2,104,983
Select Medical Holdings	308,400	[b]	4,431,708
Surmodics	38,371	[b]	1,666,836
Tabula Rasa HealthCare	50,179	[a,b]	2,672,534
Tactile Systems Technology	48,529	[a,b]	2,414,803
Tivity Health	137,513	[a,b]	2,973,031
U.S. Physical Therapy	36,310		4,229,752
Varex Imaging	110,041	[b]	3,613,746
			142,074,710
Household & Personal Products - 1.1%
Avon Products	1,276,686	[b]	4,059,861
Central Garden & Pet	30,861	[a,b]	832,630
Central Garden & Pet, Cl. A	118,821	[b]	2,908,738
Inter Parfums	49,869		3,615,004
Medifast	34,273		5,027,506
WD-40	39,779	[a]	6,692,817
			23,136,556
Insurance - 3.5%
Ambac Financial Group	129,465	[b]	2,420,996

14

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Insurance - 3.5% (continued)
American Equity Investment Life Holding	261,759		7,698,332
AMERISAFE	56,326		3,335,626
eHealth	53,566	[b]	3,253,599
Employers Holdings	94,014		4,035,081
HCI Group	21,092	[a]	898,941
Horace Mann Educators	118,205		4,560,349
James River Group Holdings	87,052		3,675,335
Navigators Group	66,178		4,628,489
ProAssurance	155,173		5,823,643
RLI	112,972	[a]	9,188,013
Safety Insurance Group	42,235		3,924,476
Selective Insurance Group	169,671		12,099,239
Stewart Information Services	69,222		2,942,627
Third Point Reinsurance	215,365	[b]	2,500,388
United Fire Group	61,952		2,701,727
United Insurance Holdings	62,537	[a]	958,067
Universal Insurance Holdings	92,003		2,740,769
			77,385,697
Materials - 4.4%
AdvanSix	85,789	[b]	2,593,401
AK Steel Holding	897,975	[a,b]	2,173,100
American Vanguard	79,035		1,244,011
Balchem	92,760		9,416,068
Boise Cascade	113,902		3,153,946
Century Aluminum	146,841	[a,b]	1,234,933
Clearwater Paper	49,303	[b]	994,442
Ferro	238,631	[a,b]	4,264,336
FutureFuel	73,133		1,074,324
H.B. Fuller	145,735		7,136,643
Hawkins	28,393		1,047,986
Haynes International	37,366		1,207,295
Innophos Holdings	56,770		1,827,426
Innospec	70,110		5,946,730
Kaiser Aluminum	47,159		4,640,446
Koppers Holdings	60,393	[b]	1,614,909
Kraton	91,269	[b]	2,995,449
Livent	418,745	[b]	4,514,071
LSB Industries	57,296	[a,b]	335,182
Materion	59,435		3,449,013
Mercer International	125,797		1,781,286
Myers Industries	103,543		1,852,384
Neenah	48,855		3,314,812

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Materials - 4.4% (continued)
Olympic Steel	27,222		441,541
P.H. Glatfelter	125,352		1,978,055
Quaker Chemical	38,346	[a]	8,582,602
Rayonier Advanced Materials	144,856	[a]	2,149,663
Schweitzer-Mauduit International	88,922		3,162,956
Stepan	58,833		5,444,406
SunCoke Energy	187,896	[b]	1,617,785
TimkenSteel	116,897	[a,b]	1,185,336
Tredegar	71,032		1,279,997
US Concrete	45,242	[a,b]	2,132,255
			95,786,789
Media & Entertainment - .8%
Care.com	74,497	[b]	1,247,825
E.W. Scripps, Cl. A	163,136		3,717,869
Gannet Company	333,519	[a]	3,111,732
Marcus	61,345		2,307,799
New Media Investment Group	158,018	[a]	1,689,212
QuinStreet	112,371	[a,b]	1,603,534
Scholastic	80,560		3,212,733
TechTarget	60,340	[b]	1,007,075
			17,897,779
Pharmaceuticals Biotechnology & Life Sciences - 4.3%
Acorda Therapeutics	115,398	[a,b]	1,205,909
Akorn	257,871	[b]	696,252
AMAG Pharmaceuticals	99,760	[b]	1,113,322
Amphastar Pharmaceuticals	99,632	[a,b]	2,151,055
ANI Pharmaceuticals	23,652	[a,b]	1,678,819
Anika Therapeutics	42,322	[b]	1,347,956
Assertio Therapeutics	193,007	[b]	804,839
Cambrex	97,446	[a,b]	4,192,127
Corcept Therapeutics	296,458	[a,b]	3,670,150
Cytokinetics	161,638	[a,b]	1,425,647
Eagle Pharmaceuticals	31,067	[b]	1,597,154
Emergent BioSolutions	128,898	[b]	6,661,449
Enanta Pharmaceuticals	44,825	[a,b]	3,908,292
Endo International	573,521	[b]	4,301,407
Innoviva	198,146	[a,b]	2,779,988
Lannett	94,265	[a,b]	724,898
Luminex	119,983		2,736,812
Medicines	191,684	[a,b]	6,124,304
Medpace Holdings	75,492	[b]	4,240,386
Momenta Pharmaceuticals	282,151	[b]	3,947,292
Myriad Genetics	211,021	[a,b]	6,642,941

16

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 4.3% (continued)
NeoGenomics	274,498	[a,b]	5,717,793
Phibro Animal Health, Cl. A	56,909		1,975,311
Progenics Pharmaceuticals	251,329	[a,b]	1,291,831
REGENXBIO	88,793	[a,b]	4,475,167
Repligen	112,183	[a,b]	7,558,891
Spectrum Pharmaceuticals	301,150	[a,b]	2,821,775
Supernus Pharmaceuticals	150,071	[a,b]	5,512,108
Vanda Pharmaceuticals	149,663	[b]	2,438,010
			93,741,885
Real Estate - 7.2%
Acadia Realty Trust	234,278	[a,c]	6,616,011
Agree Realty	107,879	[a,c]	7,062,838
American Assets Trust	108,289	[c]	5,001,869
Armada Hoffler Properties	145,997	[c]	2,357,852
CareTrust	273,262	[c]	6,626,603
CBL & Associates Properties	481,396	[a,c]	486,210
Cedar Realty Trust	245,937	[c]	755,027
Chatham Lodging Trust	135,915	[c]	2,676,166
Chesapeake Lodging Trust	173,240	[c]	4,937,340
Community Healthcare Trust	49,574	[c]	1,808,460
Diamondrock Hospitality	580,862	[c]	6,308,161
Easterly Government Properties	173,558	[c]	3,124,044
EastGroup Properties	104,692	[a,c]	11,969,436
Four Corners Property Trust	194,392	[a,c]	5,528,508
Franklin Street Properties	312,493	[c]	2,456,195
Getty Realty	97,104	[c]	3,149,083
Global Net Lease	238,840	[c]	4,554,679
Hersha Hospitality Trust	106,707	[a,c]	1,981,549
HFF, Cl. A	112,577		5,357,539
Independence Realty Trust	253,261	[c]	2,682,034
Innovative Industrial Properties	28,652	[c]	2,439,431
iStar	197,796	[a,c]	1,714,891
Kite Realty Group Trust	244,722	[c]	3,864,160
Lexington Realty Trust	603,376	[c]	5,472,620
LTC Properties	113,708	[c]	5,123,682
Marcus & Millichap	61,994	[b]	2,671,941
National Storage Affiliates Trust	162,111	[c]	4,743,368
NorthStar Realty Europe	145,419	[c]	2,592,821
Office Properties Income Trust	138,102	[c]	3,748,088
Pennsylvania Real Estate Investment Trust	183,482	[a,c]	1,104,562
RE/MAX Holdings, Cl. A	51,525		2,232,578

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Real Estate - 7.2% (continued)
Retail Opportunity Investments	327,091	[c]	5,740,447
RPT Realty	234,517	[a,c]	2,844,691
Saul Centers	33,740	[c]	1,800,029
Summit Hotel Properties	303,414	[a,c]	3,522,637
Universal Health Realty Income Trust	36,336	[c]	2,943,943
Urstadt Biddle Properties, Cl. A	86,466	[c]	1,896,199
Washington Prime Group	543,952	[a,c]	2,420,586
Washington Real Estate Investment Trust	229,546	[a,c]	6,482,379
Whitestone	118,226	[a,c]	1,516,840
Xenia Hotels & Resorts	323,052	[a,c]	6,994,076
			157,309,573
Retailing - 5.0%
Abercrombie & Fitch, Cl. A	188,548	[a]	5,635,700
Asbury Automotive Group	56,732	[a,b]	4,548,772
Ascena Retail Group	506,186	[b]	602,361
Barnes & Noble	165,376	[a]	831,841
Barnes and Noble Education	111,911	[a,b]	481,217
Big Lots	116,558	[a]	4,331,295
Boot Barn Holdings Inc	81,197	[a,b]	2,337,662
Buckle	83,666	[a]	1,546,148
Caleres	122,895	[a]	3,223,536
Cato, Cl. A	64,900		983,884
Chico's	348,339	[a]	1,219,187
Conn's	71,465	[b]	1,848,800
Core-Mark Holding	130,998		4,761,777
Designer Brands	169,385	[a]	3,768,816
Express	196,968	[a,b]	724,842
GameStop, Cl. A	291,323	[a]	2,519,944
Genesco	53,493	[a,b]	2,397,021
Group 1 Automotive	50,408	[a]	3,947,450
Guess?	162,253	[a]	3,305,094
Haverty Furniture	53,268		1,268,844
Hibbett Sports	52,774	[a,b]	1,092,422
J.C. Penney	904,613	[a,b]	1,239,320
Kirkland's	41,924	[b]	246,513
Liquidity Services	71,720	[b]	486,979
Lithia Motors, Cl. A	63,770	[a]	7,239,170
Lumber Liquidators Holdings	77,555	[a,b]	1,025,277
MarineMax	68,116	[a,b]	1,177,726
Monro	94,819	[a]	7,948,677
Office Depot	1,536,812		3,688,349
PetMed Express	60,119	[a]	1,313,600

18

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Retailing - 5.0% (continued)
Rent-A-Center	130,259	[b]	3,247,357
RH	53,703	[a,b]	5,730,647
Shoe Carnival	28,455	[a]	1,014,705
Shutterfly	100,109	[b]	4,387,777
Shutterstock	53,460	[a,b]	2,162,457
Sleep Number	88,332	[a,b]	3,073,954
Sonic Automotive, Cl. A	67,776	[a]	1,371,108
Stamps.com	47,704	[a,b]	4,093,003
Tailored Brands	145,993	[a]	1,189,843
The Children's Place	47,016		5,304,345
Tile Shop Holdings	113,578	[a]	551,989
Vitamin Shoppe	48,690	[b]	305,773
Zumiez	53,806	[a,b]	1,432,854
			109,608,036
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Energy Industries	108,945	[b]	6,292,663
Axcelis Technologies	92,898	[b]	1,977,798
Brooks Automation	206,518	[a]	7,746,490
Cabot Microelectronics	83,964		10,600,455
CEVA	63,363	[b]	1,596,114
Cohu	118,482		1,757,088
Diodes	118,849	[b]	4,328,481
DSP Group	50,795	[b]	725,861
FormFactor	214,455	[b]	4,063,922
Ichor Holdings	64,891	[a,b]	1,633,955
Kopin	181,820	[b]	227,275
Kulicke & Soffa Industries	193,279		4,497,602
MaxLinear	181,787	[a,b]	4,891,888
Nanometrics	68,651	[b]	2,045,113
PDF Solutions	78,021	[a,b]	1,012,713
Photronics	199,906	[b]	1,867,122
Power Integrations	83,137		6,569,486
Rambus	314,246	[b]	3,601,259
Rudolph Technologies	86,028	[b]	2,081,017
SMART Global Holdings	36,901	[a,b]	802,228
SolarEdge Technologies	126,975	[a,b]	5,624,992
Ultra Clean Holdings	115,353	[a,b]	1,380,775
Veeco Instruments	136,481	[b]	1,662,339
Xperi	139,328		3,462,301
			80,448,937
Software & Services - 4.8%
8x8	274,257	[a,b]	6,560,227
Agilysys	49,407	[b]	945,156

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Software & Services - 4.8% (continued)
Alarm.com Holdings	100,607	[a,b]	7,131,024
Bottomline Technologies	107,356	[b]	5,428,993
Cardtronics, Cl. A	109,193	[b]	3,904,742
CSG Systems International	93,738		4,185,402
Ebix	61,912	[a]	3,125,318
EVERTEC	172,046		5,386,760
ExlService Holdings	98,362	[b]	5,842,703
LivePerson	167,233	[b]	4,904,944
ManTech International, Cl. A	77,049		4,776,268
MicroStrategy, Cl. A	23,837	[b]	3,568,399
Monotype Imaging Holdings	119,016		2,051,836
NIC	190,112		3,281,333
OneSpan	92,193	[b]	1,709,258
Perficient	97,186	[b]	2,861,156
Progress Software	129,409		5,902,344
Qualys	97,406	[a,b]	8,791,866
SPS Commerce	51,796	[b]	5,373,317
Sykes Enterprises	115,202	[b]	3,196,855
TiVo	356,872		3,343,891
Travelport Worldwide	376,719		5,906,954
TTEC Holdings	39,550		1,441,993
Unisys	148,250	[b]	1,661,883
Virtusa	78,764	[b]	4,375,340
			105,657,962
Technology Hardware & Equipment - 6.5%
3D Systems	326,785	[a,b]	3,476,992
ADTRAN	136,623		2,341,718
Anixter International	83,669	[b]	5,260,270
Applied Optoelectronics	57,117	[a,b]	715,105
Arlo Technologies	220,257	[b]	874,420
Badger Meter	83,484		4,631,692
Bel Fuse, Cl. B	30,492		722,660
Benchmark Electronics	117,506		3,176,187
CalAmp	93,440	[b]	1,365,158
Comtech Telecommunications	69,272		1,629,970
Control4	76,320	[b]	1,328,731
Cray	117,746	[a,b]	3,092,010
CTS Coproration	96,442		2,888,438
Daktronics	116,710		884,662
Diebold Nixdorf	215,811	[b]	2,177,533
Digi International	79,811	[b]	1,027,168
Electronics For Imaging	125,129	[b]	4,653,548
ePlus	39,642	[b]	3,737,844

20

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Technology Hardware & Equipment - 6.5% (continued)
Extreme Networks	343,524	[b]	2,748,192
Fabrinet	105,770	[b]	6,401,200
FARO Technologies	50,711	[b]	2,852,494
Finisar	337,679	[b]	8,141,441
Harmonic	252,658	[a,b]	1,430,044
II-VI	171,796	[a,b]	6,844,353
Insight Enterprises	101,846	[b]	5,762,447
Itron	95,477	[b]	5,123,296
KEMET	165,675	[a]	2,960,612
Knowles	258,308	[a,b]	4,876,855
Methode Electronics	106,924		3,155,327
MTS Systems	51,435	[a]	2,827,896
NETGEAR	90,063	[b]	2,794,655
OSI Systems	48,347	[b]	4,357,515
Park Electrochemical	58,292		958,903
Plexus	89,060	[b]	5,359,631
Rogers	52,894	[a,b]	8,860,803
Sanmina	196,048	[b]	6,649,948
ScanSource	73,876	[b]	2,781,431
TTM Technologies	266,881	[a,b]	3,533,504
Viavi Solutions	657,139	[b]	8,739,949
			141,144,602
Telecommunication Services - 1.2%
ATN International	31,198		1,904,638
Cincinnati Bell	140,349	[a,b]	1,249,106
Cogent Communications Holdings	120,081		6,632,074
Consolidated Communications Holdings	201,991	[a]	1,042,274
Frontier Communications	297,486	[a,b]	847,835
Iridium Communications	283,764	[b]	7,792,159
Spok Holdings	52,897		732,623
Vonage Holdings	637,826	[b]	6,199,669
			26,400,378
Transportation - 2.3%
Allegiant Travel	37,007		5,435,588
ArcBest	73,152	[a]	2,235,525
Atlas Air Worldwide Holdings	73,233	[b]	3,536,422
Echo Global Logistics	81,756	[b]	1,875,483
Forward Air	83,266		5,272,403
Hawaiian Holdings	142,232	[a]	4,012,365
Heartland Express	139,052		2,736,543
Hub Group, Cl. A	97,646	[b]	4,059,144
Marten Transport	110,863		2,192,870
Matson	122,346		4,846,125

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.6% (continued)
Transportation - 2.3% (continued)
Saia		73,673	[b]	4,743,804
SkyWest		149,233		9,191,260
				50,137,532
Utilities - 2.0%
American States Water		105,631	[a]	7,517,758
Avista		188,851		8,147,032
California Water Service Group		138,167	[a]	6,962,235
El Paso Electric		116,911		7,144,431
Northwest Natural Holding Co.		82,757		5,535,616
South Jersey Industries		265,371		8,523,717
				43,830,789
Total Common Stocks (cost $1,543,870,731)				2,178,095,174

Exchange-Traded Funds - .2%
Registered Investment Companies - .2%
iShares Core S&P Small-Cap ETF (cost $5,277,509)		66,252		5,308,773
		Number of Rights
Rights - .0%
Materials - .0%
A. Schulman (cost $0)		90,112		0
		Principal Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills - .0%
2.43%, 6/6/19 (cost $364,127)		365,000	[d]	364,130
	1-Day Yield (%)	Shares
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,415,387)	2.45	1,415,387	[e]	1,415,387

22

Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $26,529,194)	2.45	26,529,194	[e]	26,529,194
Total Investments (cost $1,577,456,948)		101.1%		2,211,712,658
Liabilities, Less Cash and Receivables		(1.1%)		(24,636,101)
Net Assets		100.0%		2,187,076,557

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At April 30, 2019, the value of the fund’s securities on loan was $516,844,549 and the value of the collateral held by the fund was $528,922,541, consisting of cash collateral of $26,529,194 and U.S. Government & Agency securities valued at $502,393,347.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Held by a counterparty for open exchange traded derivative contracts.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Industrials	18.9
Financials	17.7
Information Technology	15.0
Consumer Discretionary	13.8
Health Care	10.8
Real Estate	7.2
Materials	4.4
Energy	4.4
Consumer Staples	3.4
Communication Services	2.0
Utilities	2.0
Investment Companies	1.5
Government	.0
101.1

† Based on net assets.

See notes to financial statements.

23

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 10/31/18($)	Purchases($)	Sales($)	Value 4/30/19($)	Net Assets(%)	Dividend/ Distributions($)
Registered Investment Companies:
Dreyfus Institutional Preferred Government Plus Money Market Fund	7,733,798	161,040,850	167,359,261	1,415,387.1		128,648
Investment of Cash Collateral for Securities Loaned:†
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	67,579,114	47,684,424	115,263,538	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	139,617,914	113,088,720	26,529,194	1.2	-
Total	75,312,912	415,922,302	395,711,519	27,944,581	1.3	128,648

†  Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements.

24

STATEMENT OF FUTURES

April 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation ($)
Futures Long
E-mini Russell 2000	77	6/19	6,019,558	6,137,670	118,112
Gross Unrealized Appreciation				118,112

See notes to financial statements.

25

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $516,844,549)—Note 1(b):
Unaffiliated issuers	1,549,512,367	2,183,768,077
Affiliated issuers	27,944,581	27,944,581
Cash		40,017
Receivable for investment securities sold		11,216,638
Receivable for shares of Common Stock subscribed		1,938,687
Dividends, interest and securities lending income receivable		822,939
		2,225,730,939
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		780,183
Liability for securities on loan—Note 1(b)		26,529,194
Payable for investment securities purchased		8,029,270
Payable for shares of Common Stock redeemed		3,241,328
Directors fees and expenses payable		43,458
Payable for futures variation margin—Note 4		30,800
Interest payable—Note 2		149
		38,654,382
Net Assets ($)		2,187,076,557
Composition of Net Assets ($):
Paid-in capital		1,504,966,073
Total distributable earnings (loss)		682,110,484
Net Assets ($)		2,187,076,557

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	1,918,577,096	268,499,461
Shares Outstanding	65,441,841	9,170,946
Net Asset Value Per Share ($)	29.32	29.28

See notes to financial statements.

26

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $6,561 foreign taxes withheld at source):
Unaffiliated issuers	18,229,460
Affiliated issuers	128,648
Income from securities lending—Note 1(b)	541,210
Interest	11,483
Total Income	18,910,801
Expenses:
Management fee—Note 3(a)	2,712,188
Shareholder servicing costs—Note 3(b)	2,382,388
Directors’ fees—Note 3(a,c)	129,877
Loan commitment fees—Note 2	43,742
Interest expense—Note 2	2,167
Total Expenses	5,270,362
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(129,877)
Net Expenses	5,140,485
Investment Income—Net	13,770,316
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	58,643,777
Net realized gain (loss) on futures	(887,339)
Net Realized Gain (Loss)	57,756,438
Net unrealized appreciation (depreciation) on investments	(9,809,362)
Net unrealized appreciation (depreciation) on futures	343,785
Net Unrealized Appreciation (Depreciation)	(9,465,577)
Net Realized and Unrealized Gain (Loss) on Investments	48,290,861
Net Increase in Net Assets Resulting from Operations	62,061,177

See notes to financial statements.

27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations ($):
Investment income—net	13,770,316	21,251,532
Net realized gain (loss) on investments	57,756,438	212,735,238
Net unrealized appreciation (depreciation) on investments	(9,465,577)	(117,062,273)
Net Increase (Decrease) in Net Assets Resulting from Operations	62,061,177	116,924,497
Distributions ($):
Distributions to shareholders:
Investor Shares	(207,838,354)	(153,303,837)
Class I	(29,388,024)	(14,260,013)
Total Distributions	(237,226,378)	(167,563,850)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	176,994,019	505,644,744
Class I	68,689,050	160,424,441
Distributions reinvested:
Investor Shares	206,717,158	152,716,931
Class I	21,077,321	7,584,098
Cost of shares redeemed:
Investor Shares	(341,232,603)	(804,345,104)
Class I	(90,122,732)	(52,825,380)
Increase (Decrease) in Net Assets from Capital Stock Transactions	42,122,213	(30,800,270)
Total Increase (Decrease) in Net Assets	(133,042,988)	(81,439,623)
Net Assets ($):
Beginning of Period	2,320,119,545	2,401,559,168
End of Period	2,187,076,557	2,320,119,545
Capital Share Transactions (Shares):
Investor Shares[a]
Shares sold	6,114,172	14,895,154
Shares issued for distributions reinvested	8,289,400	4,829,136
Shares redeemed	(11,971,396)	(24,042,643)
Net Increase (Decrease) in Shares Outstanding	2,432,176	(4,318,353)
Class Ia
Shares sold	2,477,562	4,693,159
Shares issued for distributions reinvested	847,255	240,116
Shares redeemed	(3,229,585)	(1,549,704)
Net Increase (Decrease) in Shares Outstanding	95,232	3,383,571

[a]During the period ended October 31, 2018, 11,090 Investor shares representing $382,272 were exchanged for 11,086 Class I shares.
See notes to financial statements.

28

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2019		Year Ended October 31,
Investor Shares	(Unaudited)	2018	2017	2016[a]	2015	2014
Per Share Data ($):
Net asset value, beginning of period	32.18	32.89	27.55	28.94	30.45	29.16
Investment Operations:
Investment income—net[b]	.18	.28	.27	.29	.28	.22
Net realized and unrealized gain (loss) on investments	.30	1.34	7.02	1.20	.52	2.34
Total from Investment Operations	.48	1.62	7.29	1.49	.80	2.56
Distributions:
Dividends from investment income—net	(.29)	(.28)	(.28)	(.28)	(.24)	(.21)
Dividends from net realized gain on investments	(3.05)	(2.05)	(1.67)	(2.60)	(2.07)	(1.06)
Total Distributions	(3.34)	(2.33)	(1.95)	(2.88)	(2.31)	(1.27)
Net asset value, end of period	29.32	32.18	32.89	27.55	28.94	30.45
Total Return (%)	3.29[c]	5.07	27.11	5.73	2.54	8.91
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[d]	.51	.51	.51	.51	.51
Ratio of net expenses to average net assets	.50[d]	.50	.50	.50	.50	.50
Ratio of net investment income to average net assets	1.24[d]	.85	.89	1.06	.94	.75
Portfolio Turnover Rate	9.01[c]	19.60	20.63	23.86	16.53	18.22
Net Assets, end of period ($ x 1,000)	1,918,577	2,027,831	2,214,225	1,992,196	1,755,575	1,809,956

a On August 31, 2016, the fund redesignated existing shares as Investor shares.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

29

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2019	Year Ended October 31,
Class I Shares	(Unaudited)	2018	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	32.21	32.91	27.57	28.69
Investment Operations:
Investment income—net[b]	.21	.35	.35	.01
Net realized and unrealized gain (loss) on investments	.28	1.37	7.01	(1.13)
Total from Investment Operations	.49	1.72	7.36	(1.12)
Dividends from investment income—net	(.37)	(.37)	(.35)	-
Dividends from net realized gain on investments	(3.05)	(2.05)	(1.67)	-
Total Distributions	(3.42)	(2.42)	(2.02)	-
Net asset value, end of period	29.28	32.21	32.91	27.57
Total Return (%)	3.40[c]	5.37	27.38	(3.91)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.26[d]	.26	.26	.27[d]
Ratio of net expenses to average net assets	.25[d]	.25	.25	.26[d]
Ratio of net investment income to average net assets	1.49[d]	1.05	1.10	.55[d]
Portfolio Turnover Rate	9.01[c]	19.60	20.63	23.86
Net Assets, end of period ($ x 1,000)	268,499	292,289	187,334	2,594

a From August 31, 2016 (commencement of initial offering) to October 31, 2016.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

30

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Smallcap Stock Index Fund (the “fund”) is a separate non-diversified series of BNY Mellon Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the S&P SmallCap 600® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, the fund changed its name from Dreyfus Small Cap Stock Index Fund to BNY Mellon Small Cap Stock Index Fund and the Company changed its name from Dreyfus Index Funds, Inc. to BNY Mellon Index Funds, Inc. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities— Common Stocks†	2,178,095,174	-	-	2,178,095,174
Exchange-Traded Funds	5,308,773	-	-	5,308,773
Investment Companies	27,944,581	-	-	27,944,581
Rights	-	0††	-	0
U.S. Treasury	-	364,130	-	364,130
Other Financial Instruments:
Futures†††	118,112	-	-	118,112

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives are reported in the Statement of Assets and Liabilities.

At April 30, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy

34

that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2019, The Bank of New York Mellon earned $109,571 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2019, the fund did not incur any interest or penalties.

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended October 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2018 was as follows: ordinary income $43,122,084, and long-term capital gains $124,441,766. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2019 was approximately $128,180 with a related weighted average annualized interest rate of 3.41%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .25% of the

36

value of the fund’s average daily net assets and is payable monthly. Out of its fee, the Adviser pays all of the expenses of the fund, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of interested Directors (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2019, fees reimbursed by the Adviser amounted to $129,877.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts, such as recordkeeping and sub-accounting services. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2019, the fund was charged $2,382,388 pursuant to the Shareholder Services Plan.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $447,913 and Shareholder Services Plan fees $393,293, which are offset against an expense reimbursement currently in effect in the amount of $61,023.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended April 30, 2019, amounted to $197,484,141 and $368,409,404, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2019 is discussed below.

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2019 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2019:

Average Market Value ($)
Equity futures	13,483,903

At April 30, 2019, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $634,373,822, consisting of $795,496,163 gross unrealized appreciation and $161,122,341 gross unrealized depreciation.

At April 30, 2019, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

38

INFORMATION ABOUT THE INFORMATIONAL ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 12-13, 2019, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. It was noted that there were only three other funds in the Performance Group and the Expense Group. The

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INFORMATION ABOUT THE INFORMATIONAL ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was at or above the Performance Group and Performance Universe medians for all periods, except the two-, three- and four-year periods when it was slightly below the Performance Group median (although ranked third or fourth among the funds in the Performance Group). The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

40

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement,

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INFORMATION ABOUT THE INFORMATIONAL ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

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NOTES

43

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For More Information

BNY Mellon Smallcap Stock Index Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Investor: DISSX Class I: DISIX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0077SA0419

Item 2.          Code of Ethics.

                      Not applicable.

Item 3.          Audit Committee Financial Expert.

                      Not applicable.

Item 4.          Principal Accountant Fees and Services.

                      Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                      Not applicable.

Item 6.          Investments.

(a)                 Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                      Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                      There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Index Funds, Inc.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      June 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      June 25, 2019

By:         /s/ James Windels

              James Windels

              Treasurer (Principal Financial Officer)

Date:      June 25, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)